Prospectus (As amended July 1, 2011 and October 14, 2011

February 28, 2011

Equities

TCW Concentrated Value

(I Share: TGFFX; N Share: TGFVX) TCW Dividend Focused

(I Share: TGDFX; N Share: TGIGX) TCW Emerging Markets Equities

(I Share: TGMIX; N Share: TGMMX) TCW Growth

(I Share: TGGIX; N Share: TGGYX) TCW Growth Equities

(I Share: TGLCX; N Share: TGLFX) TCW Relative Value Large Cap

(I Share: TGOIX; N Share: TGONX) TCW Select Equities

(I Share: TGCEX; N Share: TGCNX) TCW Small Cap Growth

(I Share: TGSCX; N Share: TGSNX) TCW SMID Cap Growth

(I Share: TGSDX; N Share: TGMDX) TCW Value Opportunities

(I Share: TGVOX; N Share: TGVNX)

This Prospectus tells you about the separate investment Funds offered by TCW Funds, Inc., each of which has different investment objectives and policies. Please read this document carefully and keep it for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fixed Income

TCW Core Fixed Income

(I Share: TGCFX; N Share: TGFNX) TCW Emerging Markets Income

(I Share: TGEIX; N Share: TGINX) TCW Emerging Markets Local Currency Income

(I Share: TGWIX; N Share: TGWNX) TCW High Yield Bond

(I Share: TGHYX; N Share: TGHNX) TCW Money Market

(I Share: TCWXX) TCW Short Term Bond

(I Share: TGSMX) TCW Total Return Bond

(I Share: TGLMX; N Share: TGMNX)

Asset Allocation

TCW Global Conservative Allocation

(I Share: TGPCX; N Share: TGPNX) TCW Global Flexible Allocation

(I Share: TGPBX; N Share: TGPLX) TCW Global Moderate Allocation

(I Share: TGPMX; N Share: TGPOX)

TCW Concentrated Value Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.26%	0.27%
Total annual fund operating expenses	0.91%	1.17%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$93	$290	$504	$1,120
N	$119	$372	$644	$1,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.50% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the equity securities of large capitalization companies. The Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in publicly traded equity securities of publicly traded companies with market capitalizations of greater than $3 billion dollars at time of acquisition. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund typically invests in a portfolio of 25 to 40 companies. In managing the Fund’s investments, the portfolio managers seek to invest in attractively valued equity securities where the return on invested capital is improving. Bottom-up fundamental research is used to identify these companies. The portfolio managers will use both qualitative and quantitative screening criteria to supplement the fundamental research. The portfolio managers’ quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on investment capital. The Fund invests in companies trading at prices the portfolio managers believe are below their intrinsic values.

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio managers conclude that the intermediate and long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity, or, in the portfolio managers’ opinion, the security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	19.77%	(quarter ended 12/31/2003)
Lowest	-31.47%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	Class N Since Registration Date (3/1/2001)
N – Return Before Taxes from Registration Date (3/1/2001)	15.37%	-0.95%	2.15%
- After taxes on distributions	15.37%	-1.00%	2.12%
- After taxes on distributions and sale of fund shares	9.99%	-0.81%	1.85%
I – Before taxes	15.71%	-0.77%	—
S&P 500 Index[1]	15.06%	2.29%	2.07%
Russell 1000 Value Index[2]	15.51%	1.28%	3.57%

[1]

S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

[2]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Thomas K. McKissick	11 years (inception of fund)	Group Managing Director

N. John Snider	10 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Dividend Focused Fund

Investment Objective

The Fund’s investment objective is to seek to realize a high level of dividend income consistent with prudent investment management. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.15%	0.20%
Total annual fund operating expenses	0.90%	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$92	$287	$498	$1,108
N	$122	$381	$660	$1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.77% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) 80% of the value of its net assets in equity securities of companies that have a record of paying dividends. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The portfolio manager analyzes economic and market conditions and identifies securities that the portfolio manager believes will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio manager considers factors which may include one or more of the following:

•	the company’s current valuation

•	the company’s market capitalization

•	the company’s price/earnings ratio

•	the company’s current dividend yield

•	the company’s potential for a strong positive cash flow and future dividend yields

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, or the security has reached its price target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

The performance information of the Fund includes the performance of its predecessor fund (“Predecessor Fund”), which prior to December 14, 2001, was managed by SG Cowen Asset Management Inc. The performance of the Predecessor Fund in the bar charts and other tables was calculated using the fees and expenses, not including the 4.75% sales charges, for the Class A shares of the Predecessor Fund.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	19.02%	(quarter ended 9/30/2009)
Lowest	-26.89%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years	Class I Since Inception (11/4/2004)
N – Before taxes	19.02%	1.24%	4.52%	—
- After taxes on distributions	18.74%	0.79%	3.68%	—
- After taxes on distributions and sale of fund shares	12.67%	1.05%	3.67%	—
I – Before taxes	19.34%	1.53%	—	3.32%
Russell 1000® Value Index[1]	15.51%	1.28%	3.26%	3.53%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	9 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Growth Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	12.99%	12.99%
Total annual fund operating expenses	13.74%	13.99%
Fee Waiver [and/or Expense Reimbursement][1]	12.75%	13.00%
Net Expenses	0.99%	0.99%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$101	$315	$547	$1,213
N	$101	$315	$547	$1,213

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.37% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities of publicly traded companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell 3000® Growth Index. As of December 31, 2010, the market capitalization of companies included in the Russell 3000® Growth Index was between $24 million and $368.7 billion. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; and other securities with equity characteristics. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depository receipts such as American Depository Receipts (ADRs) or listed on a foreign exchange. In addition, the Fund may invest in exchange traded funds (ETFs).

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies, across all market capitalizations, one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund’s investment objective.

The Fund seeks to manage risk by limiting weighting in any security or any one sector.

The Advisor uses multiple portfolio managers to manage the Fund’s assets. Under this approach, the Fund’s investment portfolio is divided into segments managed by individual portfolio managers. The portfolio managers decide how their respective segments will be invested.

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the intermediate or long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity, or, in the portfolio managers’ opinion, the security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•	foreign investing risk: the risk that Fund shares will fluctuate with market conditions, currencies and the political climates where investments are made.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	22.13%	(quarter ended 6/30/2009)
Lowest	-25.31%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	Since Inception (1/2/2008)
I – Before taxes	22.00%	2.99%
- After taxes on distributions	22.00%	2.99%
- After taxes on distributions and sale of fund shares	14.30%	2.55%
N – Before taxes	22.00%	2.99%
Russell 3000® Growth Index[1]	17.64%	-0.26%

[1]	The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Craig C. Blum	Appointed July 2011	Group Managing Director

Husam H. Nazer	3 years (inception of fund)	Group Managing Director

Robert J. Park	3 years (inception of fund)	Senior Vice President

Name	Experience with the Fund	Primary Title with Investment Advisor
R. Brendt Stallings	3 years (inception of fund)	Group Managing Director

Michael P. Reilly	3 years (inception of fund)	Group Managing Director and Chief Investment Officer - U.S. Equities

Anthony S. Valencia	3 years (inception of fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Growth Equities Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.27%	0.78%
Total annual fund operating expenses	1.27%	2.03%
Fee Waiver [and/or Expense Reimbursement][1]	0.07%	0.83%
Net Expenses	1.20%	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$122	$381	$660	$1,455
N	$122	$381	$660	$1,455

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71.30% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Growth Index. As of December 31, 2010, the market capitalization of companies included in the Russell MidCap® Growth Index was between $717 million and $21.8 billion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; and other securities with equity characteristics.

The Fund invests primarily in issuers which are characterized as “growth” companies according to criteria established by the portfolio manager. Within these parameters, the Fund may invest in securities of foreign companies listed on a U.S. exchange, American Depository Receipts (ADRs) or American Depository Shares (ADS).

In managing the Fund’s investments, the portfolio manager uses a “bottom up” approach to identify securities for investment. First, quantitative and qualitative criteria are used to screen companies. Companies that make it through this screening process are then subjected to fundamental analysis which generally looks for one or more of the following factors:

•	a record of consistent earnings growth or the potential to grow earnings

•	an ability to earn an attractive return on equity

•	a large and growing market share

•	a strong balance sheet

•	significant ownership by management and a strong management team

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, the individual security has reached its sell target or if an individual security weighting or sector weighting is too large.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•	securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies and the economic and political climates where investments are made.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	20.82%	(quarter ended 6/30/2009)
Lowest	-26.36%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	Since Inception (3/1/2004)
I – Before taxes	21.83%	5.87%	7.35%
- After taxes on distributions	21.83%	5.51%	7.08%
- After taxes on distributions and sale of fund shares	14.19%	4.98%	6.35%
N – Before taxes	21.82%	5.82%	7.30%
Russell MidCap® Growth Index[1]	26.38%	4.88%	6.77%

[1]	The Russell MidCap® Growth Index measures the performance of those companies in the Russell MidCap® Index with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
R. Brendt Stallings	6 years (Since inception of the Fund)	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Relative Value Large Cap Fund

Investment Objective

The Fund’s investment objective is to seek capital appreciation, with a secondary goal of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.32%	0.19%
Total annual fund operating expenses	1.07%	1.19%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$109	$340	$590	$1,306
N	$121	$378	$654	$1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.49% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics.

The Fund will invest mostly in companies the portfolio managers believe are “value companies.” In managing the Fund’s investments, the portfolio managers blend a number of investment strategies. The portfolio managers emphasize investing in companies that tend to have one or more characteristics that are lower than the equivalent characteristics for companies in the S&P 500 Index. The portfolio managers seek companies that they believe are neglected or out of favor and whose stock prices are low in relation to current earnings, cash flow, book value and sales and those companies that they believe have reasonable prospects for growth even though the expectations for these companies are low and their valuations are temporarily depressed.

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio managers conclude that the intermediate and long-term prospects for the company are poor, the portfolio managers determine to take advantage of a better investment opportunity, or the security has reached its price target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class N shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

The performance information for the TCW Relative Value Large Cap Fund includes the performance of its predecessor fund (“Predecessor Fund”), which prior to December 14, 2001, was managed by SG Cowen Asset Management Inc. The performance of the Predecessor Fund in the bar charts and other tables was calculated using the fees and expenses, not including the 4.75% sales charges, for the Class A shares of the Predecessor Fund.

Calendar Year Total Returns

For Class N Shares

Highest/Lowest quarterly results during this period were:

Highest	19.90%	(quarter ended 9/30/2009)
Lowest	-25.24%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years	Class I Since Inception (1/2/2004)
N – Before taxes	16.63%	0.98%	3.69%	—
- After taxes on distributions	16.48%	0.73%	3.45%	—
- After taxes on distributions and sale of fund shares	11.00%	0.82%	3.15%	—
I – Before taxes	16.65%	1.15%	—	4.60%
Russell 1000® Value Index[1]	15.51%	1.28%	3.26%	4.14%

[1]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	12 years	Group Managing Director

Matthew J. Spahn	8 years	Senior Vice President

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Select Equities Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.17%	0.24%
Total annual fund operating expenses	0.92%	1.24%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$94	$293	$509	$1,131
N	$126	$393	$681	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.75% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of mid and large capitalization companies. Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) 80% of the value of its net assets in equity securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depository Receipts (ADRs); and other securities with equity characteristics. The portfolio manager uses a highly focused approach which seeks to achieve superior long-term returns over a full market cycle by owning shares of companies that he believes to have strong and enduring business models and inherent advantages over their competitors.

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, or, in the portfolio manager’s opinion, the security becomes fully valued or the security becomes too large a position in the Fund or the individual security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	26.01%	(quarter ended 12/31/2001)
Lowest	-25.75%	(quarter ended 9/30/2001)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	16.96%	2.30%	1.04%
- After taxes on distributions	16.96%	1.45%	0.62%
- After taxes on distributions and sale of fund shares	11.02%	1.73%	0.77%
N – Before taxes	16.62%	2.03%	0.74%
Russell 1000® Growth Index[1]	16.71%	3.75%	0.02%

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Craig C. Blum	7 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Small Cap Growth Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.19%	0.26%
Total annual fund operating expenses	1.19%	1.51%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$121	$378	$654	$1,443
N	$154	$477	$824	$1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.57% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 2000® Growth Index. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. As of December 31, 2010, the market capitalization of companies included in the Russell 2000® Growth Index was between $1.4 billion and $5.2 billion. Equity securities include common and preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; and other securities with equity characteristics. Within these parameters, the Fund may invest in securities of foreign companies listed on a U.S. exchange or in American Depository Receipts (ADRs).

In managing the Fund’s investments, under normal market conditions, the portfolio manager uses a small cap growth investment philosophy. That philosophy consists of company-by-company analysis to screen potential investments and to monitor securities in the Fund’s portfolio. Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies and the economic and political climates where investments are made.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	41.24%	(quarter ended 12/31/2001)
Lowest	-45.08%	(quarter ended 9/30/2001)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	22.44%	10.66%	0.64%
- After taxes on distributions	22.44%	10.66%	0.64%
- After taxes on distributions and sale of fund shares	14.59%	9.30%	0.55%
N – Before taxes	22.19%	10.30%	0.31%
Russell 2000® Growth Index[1]	29.09%	5.30%	3.78%

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and high forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Husam H. Nazer	7 years	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW SMID Cap Growth Fund

Investment Objective

The Fund’s investment objective is to seek to provide long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.60%	0.60%
Total annual fund operating expenses	1.60%	1.85%
Fee Waiver [and/or Expense Reimbursement][1]	0.40%	0.65%
Net Expenses	1.20%	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years
I	$122	$381
N	$122	$381

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell 2500® Growth Index. As of December 30, 2010, the market capitalization range of companies included in the Russell 2500® Growth Index was between $2.8 billion and $9.7 billion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); and American Depository Shares (ADS);

The Fund invests primarily in issuers which are characterized as “growth” companies according to parameters established by the portfolio managers. Within these parameters, the Fund may invest in securities of foreign companies including companies in emerging or developing markets listed on a U.S. exchange, ADRs or ADS.

In managing the Fund’s investments, the portfolio manager uses a “bottom up” approach to identify companies for investment. The primary focus is on companies where the portfolio manager’s estimates of a company’s free cash flow growth is above that implied by current Wall Street estimates and, in the portfolio manager’s opinion, the security is attractively valued relative to those cash flows. Companies that make it through this screening process are then subjected to fundamental analysis which generally looks for one or more of the following factors:

•	competing in a large or growing market offering the potential for increasing market share

•	the ability to fund revenue and earnings growth with internally generated free cash flow and/or balance sheet cash

•	a differentiated product or service

•	a strong balance sheet

•	a strong management team and significant ownership by management

Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, the individual security has reached its sell target or if an individual security weighting or sector weighting is too large.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
•

liquidity risk: the risk that there may be no willing buyer of the Fund’s securities and the Fund may have to sell at a lower price or may not be able to sell the security at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

Because the Fund is newly organized, it has no investment results. Updated information on the Fund’s investment results can be obtained by visiting www.tcwfunds.com.

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Husam H. Nazer	Served as portfolio manager since the Fund commenced operations in November 2010	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Value Opportunities Fund

Investment Objective

The Fund’s investment objective is to seek to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.80%	0.80%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.20%	0.36%
Total annual fund operating expenses	1.00%	1.41%
Fee Waiver [and/or Expense Reimbursement][1]	0.00%	0.02%
Net Expenses	1.00%	1.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$102	$318	$552	$1,225
N	$142	$440	$761	$1,669

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.51% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Value Index. As of December 31, 2010, the market capitalization of companies included in the Russell MidCap® Value Index was between $7.7 billion and $40.2 billion. Equity securities include common and preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds and debentures; rights or warrants to purchase common or preferred stock; American Depository Receipts (ADRs) and other securities with equity characteristics.

In managing the Fund’s investments, the portfolio managers generally look to invest the Fund’s assets in the equity securities of companies that they believe are in one or more of the following situations:

•	have undervalued assets

•	have undervalued growth potential

•	are in a turnaround situation

Portfolio securities may be sold when the portfolio managers judge that a company will not achieve anticipated results, a position becomes larger than a predetermined percentage of the portfolio, the portfolio managers believe the security has become fully valued or the individual security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	30.09%	(quarter ended 12/31/2001)
Lowest	-27.18%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	22.90%	2.12%	6.59%
- After taxes on distributions	22.72%	1.06%	5.83%
- After taxes on distributions and sale of fund shares	15.03%	1.56%	5.60%
N – Before taxes	22.48%	1.80%	6.24%
Russell MidCap® Value Index[1]	24.75%	4.08%	8.07%

[1]	The Russell MidCap® Value Index measures the performance of those companies in the Russell MidCap® Index with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Diane E. Jaffee	Appointed July 2011	Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Emerging Markets Equities Fund

Investment Objective

The Fund’s investment objective is to seek long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	1.13%	1.70%
Total annual fund operating expenses	2.13%	2.95%
Fee Waiver [and/or Expense Reimbursement][1]	0.40%	1.22%
Net Expenses	1.73%	1.73%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$176	$545	$939	$2,041
N	$176	$545	$939	$2,041

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period December 14, 2009, through October 31, 2010, the Fund’s portfolio turnover rate (annualized) was 198.80% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities of issuers in Emerging Market Countries. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); Global Depository Receipts (GDRs); and other securities with equity characteristics. The Fund will generally invest in at least three Emerging Market Countries.

An Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovenia, Slovak Republic, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may, at times, invest in debt securities issued or guaranteed by companies and government entities in Emerging Markets Countries.

In selecting securities, the Fund’s portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for companies with growth potential. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry. In selecting the Fund’s investments, the portfolio manager considers factors which may include one or more of the following:

•	companies with businesses that are entering into a growth cycle

•	companies with accelerating earnings growth or cash flow whose stock is selling at a reasonable valuation

•	companies that enjoy a strong competitive position in their industry

•	companies with a strong management team

•	companies that demonstrate an ability to take advantage of business opportunities

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends considered include but are not limited to: rising domestic demand, new technologies, a country’s economic cycle and a global or local industry cycle. Trends that are considered may change over time.

The Fund may invest in derivatives, such as options, swaps (including credit default swaps), futures, foreign currency futures and forward contracts. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold when the Fund’s portfolio manager perceives deterioration in the fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the security has reached its price target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•

investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s securities and the Fund may have to sell at a lower price or may not be able to sell the security at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	12.54%	(quarter ended 9/30/2010)
Lowest	-12.71%	(quarter ended 6/30/2010)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	Since Inception (12/14/2009)
I – Before taxes	7.21%	—	6.77%
- After taxes on distributions	7.21%	—	6.77%
- After taxes on distributions and sale of fund shares	4.68%	—	5.76%
N – Before taxes	7.21%	—	6.77%
MSCI Emerging Markets Net Total Return Index[1]	18.88%	—	19.22%

[1]	The MSCI Emerging Markets Net Total Return Index measures the market performance, including both price performance and the minimal possible dividend reinvestment

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Manager

The portfolio manager for the Fund is:

Name	Experience with the Fund	Primary Title with Investment Advisor
Mark H. Madden	1 Year (inception of fund)	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Emerging Markets Local Currency Income Fund

Investment Objective

The Fund’s investment objective is to seek to provide high total return from current income and capital appreciation, through investment in debt securities denominated in the local currencies of various Emerging Market Countries.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.60%	0.60%
Total annual fund operating expenses	1.35%	1.60%
Fee Waiver [and/or Expense Reimbursement]	0.36%	0.61%
Net Expenses[1]	0.99%	0.99%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years
I	$101	$315
N	$101	$315

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in Emerging Market Countries denominated in the local currencies of the issuer, and in derivative instruments that provide investment exposure to such securities. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds.”

An Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may invest in defaulted securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

Portfolio securities may be sold when the Fund’s portfolio managers believe the individual security has reached its sell target, the portfolio managers perceive deterioration in the credit fundamentals of the issuer, the portfolio managers believe there are negative macro geopolitical considerations that may affect the issuer or the portfolio managers determine to take advantage of a better investment opportunity.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s securities and the Fund may have to sell at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Results

Because the Fund is newly organized, it has no investment results. Updated information on the Fund’s investment results can be obtained by visiting www.tcwfunds.com.

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	Served as portfolio manager since the Fund commenced operations in December 2010	Managing Director

David I. Robbins	Served as portfolio manager since the Fund commenced operations in December 2010	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Emerging Markets Income Fund

Investment Objective

The Fund’s investment objective is to seek high total return from current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.17%	0.25%
Total fund operating expenses	0.92%	1.25%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$94	$293	$509	$1,131
N	$127	$397	$686	$1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 172.75% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds”. The Fund will generally invest in at least four Emerging Market Countries.

An Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may invest in defaulted corporate securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

Portfolio securities may be sold when the Fund’s portfolio managers believe the individual security has reached its sell target, the portfolio managers perceive deterioration in the credit fundamentals of the issuer, the portfolio managers believe there are negative macro geo-political considerations that may affect the issuer or the portfolio managers determine to take advantage of a better investment opportunity.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•

foreign currency risk: the risk that the value of the Fund’s investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	16.44%	(quarter ended 6/30/2009)
Lowest	-9.14%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years	Class N Since Inception (3/1/2004)
I – Before taxes	21.27%	11.60%	13.58%	—
- After taxes on distributions	17.97%	8.37%	9.32%	—
- After taxes on distributions and sale of fund shares	13.69%	8.02%	9.18%	—
N – Before taxes	20.75%	11.30%	—	11.04%
JP Morgan EMBI Global Diversified Index[1]	12.24%	8.37%	10.86%	9.14%

[1]

The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Penelope D. Foley	1 year	Managing Director

David I. Robbins	1 year	Managing Director

Javier Segovia	1 year	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Money Market Fund

Investment Objective

The Fund’s investment objective is to seek current income, preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Share Class
I
Management fees	0.25%
Distribution and/or service (12b-1) fees	None
Other expenses	0.12%
Total annual fund operating expenses	0.37%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
I	$38	$119	$208	$468

Principal Investment Strategies

The Fund invests its assets in high-quality, short-term, U.S. dollar denominated money market investments issued by U.S. and foreign issuers. Examples of these investments include certificates of deposit; bankers’ acceptances or time deposits; securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; commercial paper and other short-term corporate obligations; other money market funds; repurchase agreements; and asset-backed securities. The Fund seeks to maintain a stable $1.00 share price.

The Fund will be managed in compliance with regulatory requirements for money market funds. These requirements include holding investments which are generally rated in the two highest rating categories as rated by a major credit agency and investments which have a maturity of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The Fund is also diversified, which limits its exposure to any single issuer.

Principal Risks

The principal risks affecting the Fund that can cause a decline in value are:

•

money market fund risk: the risk that although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below $1.00. You should not rely on or expect the Fund’s advisor or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets; redemption risk is greater to the extent the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return.

•

interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit.

•

credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security. Rule 2a-7 under the Investment Company Act of 1940, as amended, requires that money market funds invest in the highest two credit categories. However, the credit of the securities held by the Fund may change rapidly in certain market conditions.

•

financial services industry risk: because the Fund may invest a significant portion of its assets in the obligations of banks and other financial services companies, the Fund is subject to a number of risks generally associated with investments in the financial services industry, such as credit risk, interest rate risk and regulatory developments related to the financial services industry.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	1.36%	(quarter ended 3/31/2001)
Lowest	0.02%	(quarter ended 3/31/2010)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	0.15%	2.53%	2.30%
Citigroup 3-Month Treasury Index[1]	0.13%	2.30%	2.26%

[1]	The Citigroup 3-Month Treasury Index represents the average 90-day Treasury Bill rates for each of the prior three months adjusted to a bond equivalent basis.

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Core Fixed Income Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.40%	0.40%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.16%	0.23%
Total fund operating expenses	0.56%	0.88%
Fee Waiver [and/or Expense Reimbursement][1]	0.12%	0.10%
Net Expenses	0.44%	0.78%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$45	$141	$246	$555
N	$80	$249	$433	$966

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 258.36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. These debt securities include but are not limited to securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed securities; asset backed securities; U.S. dollar denominated foreign securities (corporate and government); and other securities bearing fixed or variable interest rates of any maturity.

The Fund may invest up to 5% of its net assets in high yield/below investment grade bonds, commonly known as “junk” bonds. The Fund may also invest a portion of its assets in bank loans of companies in the high yield universe. High yield portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly referred to as mortgage derivatives, including inverse floaters, and interest only (IO), principal-only (PO), inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

•	security selection within a given sector

•	relative performance of the various market sectors

•	the shape of the yield curve

•	fluctuations in the overall level of interest rates

The portfolio managers also utilize active asset allocation in managing the Fund’s investments and monitor the duration of the Fund’s portfolio securities to seek to mitigate the Fund’s exposure to interest rate risk.

Portfolio securities may be sold when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because they believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or the individual security has reached its sell target.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	7.35%	(quarter ended 9/30/2009)
Lowest	-2.34%	(quarter ended 6/30/2004)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	10.28%	8.09%	7.02%
- After taxes on distributions	7.61%	5.88%	4.93%
- After taxes on distributions and sale of fund shares	6.88%	5.64%	4.78%
N – Before taxes	9.90%	7.78%	6.76%
Barclays Capital U.S. Aggregate Bond Index[1]	6.54%	5.80%	5.84%

[1]

The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	Appointed February 2011	Group Managing Director

Laird R. Landmann	Appointed February 2011	Group Managing Director

Tad Rivelle	1 year	Group Managing Director and Chief Investment Officer — High Grade Fixed Income

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW High Yield Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.21%	0.27%
Total fund operating expenses	0.96%	1.27%
Fee Waiver [and/or Expense Reimbursement][1]	—	0.07%
Net Expenses	0.96%	1.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$98	$306	$531	$1,178
N	$122	$381	$660	$1,455

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 176.77% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in high yield/below investment grade bonds, commonly known as “junk bonds”. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe. Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In selecting the Fund’s investments, the portfolio managers look for companies that have:

•	strong credit profiles

•	favorable industry fundamentals

•	good management teams

•	stable cash flows

•	attractive yields for a given level of risk

Portfolio securities may be sold when the Fund’s portfolio managers conclude the issuer has experienced a material deterioration of the above listed factors, the security reaches its targeted price, the portfolio managers determine to take advantage of a better investment opportunity or the portfolio is rebalanced for diversification purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security or a decline in interest rates will lower the Fund’s yield.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

equity risk: the risk that stocks and other equity securities generally fluctuate more than bonds and may decline over short or extended periods based on changes in a company’s financial condition and in overall market, economic or political considerations.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	18.86%	(quarter ended 6/30/2009)
Lowest	-17.69%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	14.91%	7.45%	7.33%
- After taxes on distributions	11.57%	4.34%	4.10%
- After taxes on distributions and sale of fund shares	9.55%	4.45%	4.25%
N – Before taxes	14.41%	7.13%	7.00%
Citigroup High Yield Cash Pay Custom Index[1]	13.95%	8.02%	8.59%

[1]

The Citigroup High Yield Cash Pay Custom Index is a blend of the Citigroup High Yield Cash Pay Index and Citigroup High Yield Cash Pay Capped Index. The Citigroup High Yield Cash Pay Index is composed of those cash-pay securities included in the Citigroup US High Yield Market Index with remaining maturities of at least one year. The Citigroup High Yield Market Index captures the performance of below investment-grade debt issued by corporations domiciled in the United States or Canada and includes cash-pay and deferred interest securities that are publicly placed, have a fixed coupon and are non-convertible. The Citigroup High Yield Cash Pay Capped Index includes only cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million and a cap on the prior amount of each issuer in the Index at $5 billion.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
James S. Farnham	Appointed January 2011	Managing Director

Laird R. Landmann	Appointed February 2011	Group Managing Director

Giovanni A. Nucci	Appointed January 2011	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Short Term Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Share Class
I
Management fees	0.35%
Distribution and/or service (12b-1) fees	None
Other expenses	0.41%
Total annual fund operating expenses	0.76%
Fee Waiver [and/or Expense Reimbursement][1]	0.32%
Net Expenses	0.44%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
I	$45	$141	$246	$555

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.26% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The Fund invests primarily in obligations of the United States Government, its agencies, instrumentalities or sponsored corporations; money market instruments; corporate debt securities rated at the time of investment A3 or higher by Moody’s or A- or higher by S&P or the equivalent by any other nationally recognized statistical ratings organization; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations; and privately issued mortgage-backed securities including commercial mortgage-backed securities.

The Fund may invest up to 10% of its total assets in below investment grade securities (“junk bonds”) or unrated securities. The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly referred to as mortgage derivatives, including inverse floaters, and interest-only (IO), principal-only (PO), inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio manager seeks to construct an investment portfolio with a weighted average effective duration of no more than two years. Portfolio securities and other instruments may be sold when the Fund’s portfolio manager determines to take advantage of a better investment opportunity because he believes the portfolio securities and other instruments no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or it is determined to rebalance the investment portfolio.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	3.94%	(quarter ended 1/31/2010)
Lowest	-2.89%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	8.43%	3.33%	3.14%
- After taxes on distributions	7.11%	1.72%	1.79%
- After taxes on distributions and sale of fund shares	5.46%	1.89%	1.88%
Citigroup 1-Year Treasury Index[1]	0.73%	3.26%	3.11%

[1]

The Citigroup 1-Year Treasury Index represents the return of one-year Treasuries each month. It is determined by taking the 1-year Treasury Bill at the beginning of the month and calculating its return.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane	Appointed February 2011	Group Managing Director

Laird R. Landmann	Appointed February 2011	Group Managing Director

Tad Rivelle	1 year	Group Managing Director and Chief Investment Officer — High Grade Fixed Income

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Total Return Bond Fund

Investment Objective

The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	0.50%	0.50%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.11%	0.13%
Total annual fund operating expenses	0.61%	0.88%
Fee Waiver [and/or Expense Reimbursement][1]	0.17%	0.14%
Net Expenses	0.44%	0.74%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$45	$141	$246	$555
N	$76	$237	$411	$918

[1]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. “Debt securities” include bonds, notes, and other fixed income instruments issued by governmental or private-sector issuers. The Fund invests primarily in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities. At least 50% of the Fund’s net assets will be invested in mortgage-backed securities guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical organization; other obligations of the United States Government, its agencies, instrumentalities or sponsored corporations; and money market instruments. The Fund may invest in privately issued mortgage-backed securities rated below investment grade which are commonly known as “junk” bonds. “Junk” bonds are rated below Baa3 by Moody’s or BBB- by S&P.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may invest in securities that are commonly known as mortgage derivatives, including inverse floaters, and interest only (IO), principal-only (PO), inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average effective duration of no more than eight years. Portfolio securities may be sold when the Fund’s portfolio managers determine to take advantage of a better investment opportunity because they believe the portfolio securities no longer represent relatively attractive investment opportunities.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•

prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•

extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.
•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	8.21%	(quarter ended 9/30/2009)
Lowest	-2.01%	(quarter ended 6/30/2004)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	10.74%	8.53%	7.44%
- After taxes on distributions	6.99%	5.86%	4.97%
- After taxes on distributions and sale of fund shares	7.00%	5.72%	4.89%
N – Before taxes	10.34%	8.21%	7.12%
Barclays Capital U.S. Aggregate Bond Index[1]	6.54%	5.80%	5.84%

[1]

The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Mitch Flack	One year	Managing Director

Tad Rivelle	One year	Group Managing Director and Chief Investment Officer — High Grade Fixed Income

Bryan Whalen	One year	Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Global Conservative Allocation Fund

(Previously named TCW Conservative Allocation Fund)

Investment Objective

The Fund’s investment objective is to seek to provide current income and, secondarily, long term capital appreciation. The Corporation’s Board of Directors may change this investment objective without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	None	None
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	1.74%	15.15%
Estimated acquired funds fees and expenses	0.73%	0.73%
Total annual fund operating expenses[1]	2.47%	16.13%
Fee Waiver [and/or Expense Reimbursement][2]	1.60%	15.26%
Net Expenses	0.87%	0.87%

[1]

In addition to the “Other expenses” which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund’s estimated indirect expenses from investing in the underlying fund are based on its average invested balance in each underlying fund is as shown in the table. Certain of the underlying funds’ expenses reflect fee reductions and waivers.

[2]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$89	$278	$482	$1,073
N	$89	$278	$482	$1,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.93% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a combination of (i) fixed income funds, and (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to do this by investing in a combination of other funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy. These funds include the other TCW Funds and Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and Metropolitan West Total Return Bond Funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and the Fund’s Advisor are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds in which the Fund invests, in turn, invest principally in equity securities of large capitalization companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The Fund invests between 20% and 60% of its net assets in equity Underlying Funds and international equity ETFs.

The fixed income Underlying Funds in which the Fund invests, in turn, invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes and debentures; mortgage-backed securities; asset-backed securities; foreign securities (government and corporate); other securities bearing fixed or variable interest rates of any maturity; and high yield/below investment grade bonds, commonly known as “junk bonds”. The Fund invests between 40% and 80% of its net assets in fixed income Underlying Funds.

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The Fund may also invest in ETFs and ETNs. ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund based on the risks of the Underlying Funds that can cause a decline in value are:

•	underlying fund risk: the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

•	allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of Underlying Funds.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to grater price volatility than investment grade bonds.

•	foreign investing risk: the risk that Fund shares will fluctuate with market conditions, currencies and the political climates where investments are made.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	9.80%	(quarter ended 9/30/2009)
Lowest	-6.41%	(quarter ended 9/30/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	Since Inception (11/16/2006)
I – Before taxes	10.55%	4.89%
- After taxes on distributions	9.01%	3.75%
- After taxes on distributions and sale of fund shares	7.64%	3.60%
N – Before taxes	10.55%	4.88%
40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index[1]	10.41%	3.91%

[1]

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage backed securities, with maturities of at least one year.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depends on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Adam T. Coppersmith	1 year	Senior Quantitative Specialist

Stephen M. Kane	1 year	Group Managing Director

Laird R. Landmann	1 year	Group Managing Director

Tad Rivelle	1 year	Group Managing Director and Chief Investment Officer — High Grade Fixed Income

Michael P. Reilly	4 years (inception of fund)	Group Managing Director and Chief Investment Officer — U.S. Equities

Komal S. Sri-Kumar	4 years (inception of fund)	Chairman, Comprehensive Asset Allocation Committee and Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Global Moderate Allocation Fund

(Previously named TCW Moderate Allocation Fund)

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation and, secondarily, current income. The Corporation’s Board of Directors may change this investment objective without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	None	None
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.66%	19.95%
Estimated acquired funds fees and expenses	0.86%	0.86%
Total annual fund operating expenses[1]	1.52%	21.06%
Fee Waiver [and/or Expense Reimbursement][2]	0.54%	20.08%
Net Expenses	0.98%	0.98%

[1]

In addition to the “Other expenses” which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund’s estimated indirect expenses from investing in the underlying fund are based on its average invested balance in each underlying fund is as shown in the table. Certain of the underlying funds’ expenses reflect fee reductions and waivers.

[2]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$100	$312	$542	$1,201
N	$100	$312	$542	$1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.34% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to do this by investing in a combination of other funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy. These funds include the TCW Funds and Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and Metropolitan West Total Return Bond Funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and the Fund’s Advisor are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds in which the Fund invests, in turn, invest principally in equity securities of companies that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The Fund invests between 40% and 80% of its net assets in equity Underlying Funds and international equity ETFs.

The fixed income Underlying Funds in which the Fund invests, in turn, invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes and debentures; mortgage-backed securities; asset-backed securities; foreign securities (government and corporate); other securities bearing fixed or variable interest rates of any maturity; and high yield/below investment grade bonds, commonly known as “junk bonds”. The Fund invests between 20% and 80% of its net assets in fixed income Underlying Funds.

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The Fund may also invest in ETFs and ETNs. ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund based on the risks of the Underlying Funds that can cause a decline in value are:

•	underlying fund risk: the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

•	allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of Underlying Funds.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market economic and political conditions.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to grater price volatility than investment grade bonds.

•	foreign investing risk: the risk that Fund shares will fluctuate with market conditions, currencies and the political climates where investments are made.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	13.28%	(quarter ended 9/30/2009)
Lowest	-15.60%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	Since Inception (11/16/2006)
I – Before taxes	10.87%	1.19%
- After taxes on distributions	10.34%	0.25%
- After taxes on distributions and sale of fund shares	7.12%	0.51%
N – Before taxes	10.54%	1.10%
60% Russell 1000® Index/40% Barclays Capital U.S. Universal Index[1]	12.84%	2.83%

[1]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total U.S. equity market capitalization of the Russell 3000® Index. The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, U.S. Corporate High-Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or below investment grade.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Adam T. Coppersmith	1 year	Senior Quantitative Specialist

Stephen M. Kane	1 year	Group Managing Director

Laird R. Landmann	1 year	Group Managing Director

Tad Rivelle	1 year	Group Managing Director and Chief Investment Officer — High Grade Fixed Income

Michael P. Reilly	4 years (inception of fund)	Group Managing Director and Chief Investment Officer — U.S. Equities

Komal S. Sri-Kumar	4 years (inception of fund)	Chairman, Comprehensive Asset Allocation Committee and Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

TCW Global Flexible Allocation Fund

(Previously named TCW Aggressive Allocation Fund)

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. The Corporation’s Board of Directors may change this investment objective without shareholder approval.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management fees	None	None
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	4.39%	25.31%
Estimated acquired funds fees and expenses	0.81%	0.81%
Total annual fund operating expenses[1]	5.20%	26.37%
Fee Waiver [and/or Expense Reimbursement][2]	3.77%	24.94%
Net Expenses	1.43%	1.43%

[1]

In addition to the “Other expenses” which the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund’s estimated indirect expenses from investing in the underlying fund are based on its average invested balance in each underlying fund is as shown in the table. Certain of the underlying funds’ expenses reflect fee reductions and waivers.

[2]

The contractual fee waiver/expense reimbursement is for the period March 1, 2011 through February 28, 2012. At the conclusion of this period the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$146	$452	$782	$1,713
N	$146	$452	$782	$1,713

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.43% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a combination of (i) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (ii) fixed income funds. The Fund’s emphasis on diversification is intended to temper volatility by lessening the effect of any one investment style. The Fund seeks to do this by investing in a combination of other funds — the “Underlying Funds” — through the implementation of a strategic asset allocation strategy. These funds include the TCW Funds and Metropolitan West Intermediate Bond, Metropolitan West High Yield Bond and Metropolitan West Total Return Bond Funds. Metropolitan West Asset Management, LLC, investment advisor to the Metropolitan West Funds, and the Fund’s Advisor are affiliated wholly-owned subsidiaries of the TCW Group, Inc.

The Fund invests in the Underlying Funds at levels that are determined by the Advisor’s four-step process, whereby the Advisor preliminarily ranks the Underlying Funds, constructs a portfolio model, determines allocations and conducts analyses of the portfolio.

The equity Underlying Funds in which the Fund invests, in turn, invest principally in equity securities of both U.S. and non-U.S. companies of any capitalization that include common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock, and other securities with equity characteristics. The Fund invests between 50% and 100% of its net assets in equity Underlying Funds and international equity ETFs.

The fixed income Underlying Funds in which the Fund invests, in turn, invest principally in fixed income securities that include U.S. Government and corporate obligations, bonds, notes and debentures; mortgage-backed securities; asset-backed securities; foreign securities (government and corporate); other securities bearing fixed or variable interest rates of any maturity; and high yield/below investment grade bonds, commonly known as “junk bonds”. The Fund invests between 10% and 50% of its net assets in fixed income Underlying Funds.

The Fund is a “fund of funds.” The Fund is subject to the risks associated with each of the Underlying Funds. Additionally, the operating expenses incurred by each Underlying Fund are borne indirectly by shareholders of the Fund. The Fund directly bears its annual operating expenses and indirectly bears the annual operating expenses of each of the Underlying Funds in proportion to its allocation. Each of the Underlying Funds pays a management fee to the Advisor or its affiliate and the management fees differ among the Underlying Funds. This may create a conflict of interest when the Advisor selects Underlying Funds for investment by the Fund.

The Fund may also invest in ETFs and ETNs. ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees.

The portfolio managers determine and monitor the combination and allocation to the Underlying Funds they believe will allow the Fund to achieve its investment goal. While there is no cap on investing in any one Underlying Fund, the Fund will, under normal market conditions, adhere to the asset class limitations described above. Asset allocations may differ from the targeted range due to the market fluctuations and other factors. After the initial allocation, the portfolio managers determine when the Fund’s allocations to the Underlying Funds should be rebalanced to maintain the targeted allocations. The target allocation ranges may be modified due to market action or a portfolio manager recommendation without advance notice to shareholders.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund based on the risks of the Underlying Funds that can cause a decline in value are:

•	underlying fund risk: the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

•	allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of Underlying Funds.

•

equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market economic and political conditions.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

•

small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•

investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to grater price volatility than investment grade bonds.

•	foreign investing risk: the risk that Fund shares will fluctuate with market conditions, currencies and the political climates where investments are made.

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•

globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•

non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.

Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table shows how the Fund’s average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting tcwfunds.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	14.97%	(quarter ended 6/30/2009)
Lowest	-17.38%	(quarter ended 12/31/2008)

Average Annual Total Returns

(For the period ended December 31, 2010)

Share Class	1 Year	Since Inception (11/16/2006)
I – Before taxes	7.16%	-2.13%
- After taxes on distributions	7.04%	-2.47%
- After taxes on distributions and sale of fund shares	4.76%	-1.96%
N – Before taxes	7.28%	-2.11%
75% MSCI World Index/25% Citigroup World Government Bond Index[1]	10.84%	1.94%

[1]

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets of 23 countries in North America, Europe and the Asia Pacific Region. The Citigroup World Government Bond Index is a market-capitalization-weighted index that tracks the performance of 22 investment grade government bond markets.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Adam T. Coppersmith	1 year	Senior Quantitative Specialist

Stephen M. Kane	1 year	Group Managing Director

Laird R. Landmann	1 year	Group Managing Director

Tad Rivelle	1 year	Group Managing Director and Chief Investment Officer — High Grade Fixed Income

Michael P. Reilly	4 years (inception of fund)	Group Managing Director and Chief Investment Officer — U.S. Equities

Komal S. Sri-Kumar	4 years (inception of fund)	Chairman, Comprehensive Asset Allocation Committee and Group Managing Director

Other Important Information Regarding Fund Shares

For more information about purchase and sale of Fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please turn to the “Summary of Other Important Information Regarding Fund Shares” at page 65 of this prospectus.

Summary of Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

You may conduct transactions by mail (TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-248-4486. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor.

Purchase Minimums for all Share Classes

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular	$2,000	$250
Individual Retirement Account	$500	$250

Tax Information

If your shares are not held in a tax-deferred account Fund distributions are subject to federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

Principal Risks and Risk Definitions

All the Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to the investments of the Funds will not accomplish what they were designed to achieve or that the investments will have disappointing performance.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you — and the more you can lose. Since the Funds hold securities with fluctuating market prices, the value of each Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in a Fund could go down as well as up.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person. You can lose money by investing in a Fund. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others.

Price Volatility Risk

The value of a Fund’s investment portfolio will change as the prices of its investments go up or down. A Fund’s returns will vary and you may lose money. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have higher short-term volatility. The Funds that invest primarily in the equity securities of small or medium capitalization companies are subject to greater price volatility than other mutual funds.

Different parts of the market and different types of equity securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or market as a whole.

Prices of most securities tend to be more volatile in the short-term. Therefore, if you trade frequently or redeem in the short-

term, you are more likely to incur a loss than an investor who holds investments for the longer-term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio.

Equity Risk

Equity risk is the risk that stocks and other equity securities generally fluctuate more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected as a result of changes in a company’s financial condition and in overall market, economic and political conditions.

Liquidity Risk

Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold, a Fund may have to sell at a lower price or may not be able to sell the security at all each of which would have a negative affect on the Fund’s performance.

The securities of many of the companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk.

Investment Style Risk

Certain Funds may also be subject to investment style risk. The Advisor primarily uses a particular style or set of styles — “growth” or “value” styles — to select investments for each Fund. Those styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Portfolio Management Risk

Portfolio management risk is the risk that an investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

Securities Selection Risk

The specific securities held in a Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Small and Medium Capitalization Company Risk

Funds such as the TCW Growth, TCW Growth Equities, TCW Small Cap Growth, TCW SMID Cap Growth, TCW Value Opportunities and TCW Global Flexible Allocation Funds that invest a portion of their assets in the equity securities of companies with small and medium capitalizations are subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

Market Risk

Various market risks can affect the price or liquidity of an issuer’s securities held by a Fund. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The Dodd-Frank Wall Street Reform and Consumer Protection Act

includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the Funds through (i) provisions impacting the regulatory framework; (ii) provisions impacting the Funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of “systemically important” financial institutions; and (v) mandated studies that may have further effects on the Funds. Such legislation may impact the Funds in ways that are unforeseeable.

Allocation Risk

The TCW Global Conservative Allocation, TCW Global Moderate Allocation and TCW Global Flexible Allocation Funds’ (“Allocation Funds”) investment performance depends on how their assets are allocated and reallocated according to each Fund’s allocation targets and ranges. A principal risk of investing in each Fund is that the Advisor will make less than optimal or poor allocation decisions. The Advisor attempts to identify investment allocations that will optimize returns given various levels of risk tolerance, however, there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in an Allocation Fund as a result of these allocation decisions.

Underlying Fund Risk

Because the Allocation Funds invest substantially all of their assets in Underlying Funds, the risks associated with investing in the Funds are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Allocation Funds to achieve their investment objectives will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Political or social instability, civil unrest and acts of terrorism are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of a Fund’s portfolio.

Foreign Currency Risk

Funds that invest in foreign securities are subject to currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits, political factors and government controls.

Emerging Market Country Risk

The TCW Emerging Markets Equities, TCW Emerging Markets Income, TCW Emerging Markets Local Currency Income, TCW Global Moderate Allocation and TCW Global Flexible Allocation Funds invest in emerging market countries. Investing in Emerging Market Countries involves substantial risk due to higher brokerage costs in certain countries; different accounting standards; thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk expropriation, nationalization or other adverse political economic developments.

Political and economic structures in some Emerging Markets Countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of developed countries. Some of these countries have in the past failed to recognize private property rights and have nationalized or expropriated the assets of private companies.

The securities markets of Emerging Market Countries can be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in Emerging Market Countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, Emerging Market Countries’ exchanges and broker-dealers are generally subject to less regulation than their counter parts in developed countries. Brokerage commissions, custodial expenses and other transaction costs are generally higher in Emerging Market Countries than in developed countries. As a result, funds that invest in Emerging Market Countries have operating expenses that are higher than funds investing in other securities markets.

Some Emerging Market Countries have a greater degree of economic, political and social instability than the U.S. and other developed countries. Such social, political and economic instability could disrupt the financial markets in which the funds invests and adversely affect the value of its investment portfolio.

Currencies of Emerging Market Countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. A devaluation of the currency in which investment portfolio securities are denominated will negatively impact the value of those securities in U.S. dollar terms. Emerging Market Countries have and may in the future impose foreign currency controls and repatriation controls.

Globalization Risk

The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the United States economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Securities Lending Risk

Each Fund (other than the Allocation Funds) may lend portfolio securities with a value up to 25% of its total assets, including collateral received for securities lent. If a Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing a Fund to lose money.

Financial Services Risk

The financial services industry is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services industry depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to risks that may impact the value of investments in the industry more severely than investments outside the industry. Businesses in the financial services industry often operate with substantial financial leverage.

Non-Diversification Risk

The TCW Emerging Markets Equities, TCW Emerging Markets Local Currency Income, TCW SMID Cap Growth, TCW Global Conservative Allocation, TCW Global Moderate Allocation and TCW Global Flexible Allocation Funds are organized as nondiversified funds under the Investment Company Act of 1940 (“1940 Act”) and are not subject to the general limitation that each Fund not invest more than 5% of its total assets in a particular issuer with respect to 75% of its total assets. Because a relatively higher percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, a Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Derivatives Risk

Certain Funds may invest in derivatives, which are instruments whose value is based on the value of another security, commodity or index. Derivatives include, among other things, swap agreements, options, forwards and futures. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying security, commodity or asset. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to counterparty risk and illiquidity risk. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability to perform its obligations and the further risk that any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities and commodities may experience periods of illiquidity which could cause a portfolio to hold an investment it might otherwise sell, or to sell an investment it otherwise might hold at inopportune times or for prices that do not reflect current market value. The Advisor might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains to a portfolio.

Additionally, some derivatives involve economic leverage. The investment of a Fund’s assets required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund; therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund, thus exaggerating any increase or decrease in the net asset value of the Fund.

Other risks in using derivatives include the risk of mispricing or improper valuation. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, the Fund’s use of derivatives may cause a Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

By investing in a derivative instrument a Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Risks of Swap Agreements

Certain Fixed Income Funds and the TCW Emerging Markets Equities Fund may invest in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

Leveraging Risk

The use of leverage, such as engaging in reverse repurchase agreements, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify a Fund’s gains or losses. During periods of adverse market conditions the use of leverage may cause a Fund to lose more money than would have been the case if leverage was not used.

Counterparty Risk

Individually negotiated or over-the-counter derivatives, such as swap agreements, are subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to a Fund.

Debt Securities Risks

Debt securities are subject to various risks. Debt securities are subject to two primary (but not exclusive) types of risk: credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of debt security can also affect its price and, hence, the market value of a Fund.

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequency of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by ratings agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.

Certain of the Funds may invest in convertible securities rated below investment grade. The TCW High Yield Bond Fund portfolio, and to a lesser extent the TCW Core Fixed Income,

TCW Emerging Markets Income, and the TCW Emerging Markets Local Currency Income Funds portfolio, consist of below investment grade corporate securities. Debt securities that are rated below investment grade are considered to be speculative. Those debt securities rated below investment grade are also commonly known as “junk bonds.”

Certain of the Funds may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities. These securities may not be backed by the full faith and credit of the United States government and are supported only by the credit of the issuer. Examples of such securities are mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”). These securities are neither issued nor guaranteed by the United States Treasury.

Interest Rate Risk refers to the change in value of debt instruments associated with changes in interest rates. Interest rate changes may affect the value of a debt security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the value of fixed rate securities and falling interest rates will have a positive effect on value. The degree to which a security’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Junk Bond Risk

The TCW High Yield Bond Fund invests principally in “junk bonds.” The TCW Core Fixed Income, TCW Short Term Bond, TCW Total Return Bond, TCW Emerging Markets Income, TCW Emerging Markets Local Currency Income and the Allocation Funds may invest a portion of their assets in bonds rated below investment grade. These bonds are speculative in nature.

They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are rated “below investment grade.” These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Advisor to accurately value certain portfolio securities.

Defaulted Securities Risk

The TCW Emerging Markets Income and the TCW Emerging Markets Local Currency Income Funds may invest in securities in default. Defaulted securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in Emerging Markets Countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

Mortgage-Backed Securities Risks

Mortgage-backed securities represent participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. The TCW Core Fixed Income, TCW Short Term Bond and TCW Total Return Bond Funds invest in mortgage-backed securities and are subject to the following risks.

Credit and Market Risks of Mortgage-Backed Securities. Investments by a Fund in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall, but their current yield will be affected. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from these securities but are reflected in a Fund’s net asset value. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgage carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless.

Liquidity Risk of Mortgage-Backed Securities. The liquidity of mortgage-backed securities varies by type of security; at certain times a Fund may encounter difficulty in disposing of such investments. Because mortgage-backed securities may be less liquid than other securities, a Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. When that happens, a portion of the mortgage-backed security which represents an interest in the underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to shareholders. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-backed securities. This is known as prepayment risk. Mortgage-backed securities are also subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short or intermediate term into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem or “pay-off” the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Collateralized Mortgage Obligations. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994, 2007 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Asset-Backed Securities Risks

Asset-backed securities are bonds or notes backed by loan paper or accounts receivable originated by banks, credit card companies or other providers of credit. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to a Fund.

Exchange-Traded Funds (ETFs) Risks

ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, an ETF’s performance may not match the performance of a particular market segment or index for a number of reasons including costs incurred by the ETF in buying and selling securities. Assets invested in ETFs incur a layering of expenses similar to those of the TCW Funds invested in by the TCW Global Conservative Allocation, TCW Global Moderate Allocation and TCW Global Flexible Allocation Funds, including operating costs and advisory fees that you, as a shareholder in the fund, indirectly bear. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

Management of the Funds

Investment Advisor

The Funds’ investment advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2010, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $116.2 billion under management or committed to management.

Portfolio Managers

Information about each Fund’s portfolio manager(s) is provided in each Fund’s Summary Prospectus. Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Fund(s) they manage.

Listed below are the individuals who are primarily responsible for the day-to-day portfolio management of the Funds, including a summary of each person’s business experience during the past five years.

TCW Concentrated Value Fund
Thomas K. McKissick	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

N. John Snider	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Dividend Focused Fund
Diane E. Jaffee	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Growth Fund
Craig C. Blum	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Husam H. Nazer	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Robert J. Park	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West

R. Brendt Stallings	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

Michael P. Reilly	Group Managing Director and Chief Investment Officer - U.S. Equities, the Advisor, TCW Asset Management Company and Trust Company of the West

Anthony S. Valencia	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Growth Equities Fund
R. Brendt Stallings	See above

TCW Relative Value Large Cap Fund
Diane E. Jaffee	See above

Matthew J. Spahn	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Select Equities Fund
Craig C. Blum	See above

TCW Small Cap Growth Fund
Husam H. Nazer	See above

TCW SMID Cap Growth Fund
Husam H. Nazer	See above

TCW Value Opportunities Fund
Diane E. Jaffee	See above

TCW Emerging Markets Equities Fund
Mark H. Madden	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since May 2009. From April 2007 to April 2009, Mr. Madden was a Managing Director with Ninth Wave Capital Management (Boston, MA). Prior to April 2007, Mr. Madden was a Managing Director with the Oppenheimer Funds.

TCW Emerging Markets Local Currency Income Fund
Penelope D. Foley	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

David I. Robbins	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Emerging Markets Income Fund
Penelope D. Foley	See above

David I. Robbins	See above

Javier Segovia	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Core Fixed Income Fund
Stephen M. Kane	Group Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Kane was a portfolio manager and founding partner with Metropolitan West Asset Management, LLC

Laird R. Landmann	Group Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Landmann was a portfolio manager and founding partner with Metropolitan West Asset Management, LLC

Tad Rivelle	Group Managing Director and Chief Investment Officer - High Grade Fixed Income, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Rivelle was Chief Investment Officer, portfolio manager and a founding partner with Metropolitan West Asset Management, LLC.

TCW High Yield Bond Fund
James S. Farmham	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Farnham was a Managing Director and Director of Credit Research, Metropolitan West Asset Management, LLC. Portfolio manager Metropolitan West High Yield Bond Fund

Laird R. Landmann	See above

Giovanni A. Nucci	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Nucci was a Senior Vice President and Corporate Specialist, Metropolitan West Asset Management, LLC. Portfolio manager Metropolitan West High Yield Bond Fund

TCW Short Term Bond Fund
Stephen M. Kane	See above

Laird R. Landmann	See above

Tad Rivelle	See above

TCW Total Return Bond Fund
Mitch Flack	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Flack was a portfolio manager, partner and mortgage specialist with Metropolitan West Asset Management, LLC

Tad Rivelle	See above

Bryan Whalen	Managing Director, the Advisor, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since December 2009. Previously, Mr. Whalen was a portfolio manager, partner and mortgage specialist with Metropolitan West Asset Management, LLC

TCW Global Conservative Allocation Fund
Adam T. Coppersmith	Senior Quantitative Specialist, the Advisor, TCW Asset Management Company and Trust Company of the West

Stephen M. Kane	See above

Laird R. Landmann	See above

Michael P. Reilly	See above

Tad Rivelle	See above

Komal S. Sri-Kumar	Group Managing Director and Chairman, Comprehensive Asset Allocation Committee, the Advisor, TCW Asset Management Company and Trust Company of the West

TCW Global Moderate Allocation Fund
Adam T. Coppersmith	See above

Stephen M. Kane	See above

Laird R. Landmann	See above

Michael P. Reilly	See above

Tad Rivelle	See above

Komal S. Sri-Kumar	See above

TCW Global Flexible Allocation Fund
Adam T. Coppersmith	See above

Stephen M. Kane	See above

Laird R. Landmann	See above

Michael P. Reilly	See above

Tad Rivelle	See above

Komal S. Sri-Kumar	See above

Advisory Agreement

The Corporation and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Corporation has employed the Advisor to manage the investment of the assets of each Fund, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Corporations’ business affairs, subject to control by the Board of Directors. Under the Advisory Agreement, the Funds pay to the Advisor as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

Fund	Annual Management Fee (As Percent of Average Net Asset Value)
TCW Concentrated Value	0.65%
TCW Dividend Focused	0.75%
TCW Growth	0.75%
TCW Growth Equities	1.00%
TCW Relative Value Large Cap	0.75%
TCW Select Equities	0.75%
TCW SMID Cap Growth	1.00%
TCW Small Cap Growth	1.00%
TCW Value Opportunities	0.80%
TCW Core Fixed Income	0.40%
TCW Emerging Markets Income	0.75%
TCW Emerging Markets Equities	1.00%
TCW Emerging Markets Local Currency Income	0.75%
TCW High Yield Bond	0.75%
TCW Money Market	0.25%
TCW Short Term Bond	0.50%
TCW Total Return Bond	0.50%

The Allocation Funds do not directly pay the Advisor a management fee. However, the Advisor serves as the Advisor to the Funds the Allocation Funds invest in and is paid an annual management fee by those Funds. As a result, shareholders of the Allocation Funds indirectly bear a portion of the management fees paid by the Funds invested in by the Allocation Funds and other expenses of those Funds.

The Advisor has agreed to reduce its investment management fee or to pay the operating expenses of each Fund to limit the Fund’s operating expenses to an amount not to exceed the previous month’s expense ratio average for comparable funds as calculated by Lipper Inc. This expense limitation is voluntary and terminable on six months notice. In addition, certain funds have contractual fee waiver or expense reimbursement requirements.

A discussion regarding the basis for the Board of Directors approval of the Advisory Agreement is contained in the Corporations’ annual report to shareholders for the twelve months ended October 31, 2010.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

Payments by the Advisor

The Advisor pays certain costs of marketing the Funds from legitimate profits from its investment management fees and other resources available to it. The Advisor may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Funds for these types of or other services.

The amount of these payments is determined from time to time by the Advisor and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a Fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of a Fund and you should contact your financial intermediary for details about any payments it may receive from the Funds or from the Advisor. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Payments to a financial intermediary that is compensated based on its customers’ assets typically range between 0.05% and 0.10% in a given year of assets invested in the Fund by the financial intermediary’s customers.

Multiple Class Structure

Certain of the Funds currently offer two classes of shares: Class I shares and Class N (or Investor Class) shares. The TCW Money Market and TCW Short Term Bond Funds only offer Class I shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and both classes generally have the same voting, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N shares are offered at the current net asset value, but are subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds’ distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of that Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares. The fee may also be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. The shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

Your Investment

Buying shares

You pay no sales charges to invest in a Fund. Your price for a Fund’s shares is the Fund’s net asset value per share (“NAV”) which is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the exchange is open. The NAV of a Fund is determined by adding the value of a Fund’s securities, cash and other assets, subtracting all expenses and liabilities, and then dividing by the total number of shares outstanding (assets-liabilities/# of shares = NAV).

Your order will be priced at the next NAV calculated after your order is accepted by the Corporation. Orders received by the Funds’ transfer agent from dealers, brokers or other service providers (“financial intermediaries”) after the NAV for the day is determined will receive that same day’s NAV if the orders were received by the financial intermediary from its customers prior to 4:00 p.m.(or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off (usually 4:00 P.M. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly.

Purchase orders for shares of the TCW Money Market Fund are accepted on each day both the NYSE and the Federal Reserve Bank of New York are open for business (“Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank is closed are Columbus Day and Veterans’ Day. The only scheduled day the Federal Reserve Bank of New York is open and the NYSE is closed is Good Friday. A purchase order is made in the TCW Money Market Fund on the Business Days when the money is received electronically by the TCW Money Market Fund’s transfer agent by 4:00 p.m. Eastern time. A check received by the transfer agent is purchased into the TCW Money Market Fund on the Business Day following its receipt by the TCW Money Market Fund’s transfer agent. The TCW Money Market Fund’s deadline for accepting purchase orders when the bond markets or the Federal Reserve Bank of New York close early is usually 1:00 p.m. Eastern time. Early close days are those recommended by the Bond Market Association and the early close time may vary from 1:00 p.m. Eastern time.

The Corporation may at its discretion reject any purchase order for Fund shares.

A Fund’s investments for which market quotations are readily available are valued based on market value. Each security that is owned by a Fund that is listed on a securities exchange is valued at its last sales price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that the Advisor generally considers to be the principal exchange on which the stock is traded. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Generally, securities issued by open-end investment companies are valued using their respective net asset values. The Corporation may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Corporation values its assets would materially affect net asset value. Such situations are particularly relevant for Funds that hold securities that trade primarily in overseas markets. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that a Fund could obtain if it were to sell the security.

Minimums

	Initial	IRA	Additional
All Funds	$2,000	$500	$250

The Corporation may accept investments of smaller amounts under circumstances deemed appropriate. The Corporation reserves the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on domestic banks. The Corporation will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashiers’ checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept starter checks, post-dated checks, post-dated on-line checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss a Fund incurs such as a loss resulting from a change in NAV. You will also be charged $25 for every check returned unpaid.

The Funds have adopted an Anti-Money Laundering Compliance Program as required by the United Strengthening America by Providing Appropriate Tools Required to Incept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT) and appointed an Anti-Money Laundering Officer to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Corporation’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan ($100 minimum)

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into a Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (“ACH”) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent or a dealer, broker or other service provider.

Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the purchase date or until payment is collected, whichever is earlier.

Signature Guarantees

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts in excess of $100,000

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or a bank account different than what is on our records

•	if ownership is changed on your account

•	written requests to wire redemption proceeds (if not previously authorized on the account)

Non-financial transactions, including establishing or modifying services on an account, may require signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution.

The Funds and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

A signature guarantee helps protect against fraud. You can obtain one from most banks, securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class I Fund into another or exchange from one Class N Fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem a Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Funds. You may also receive proxy statements for a Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General policies

If your non-retirement account in a Fund falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Corporation may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order.

The Corporation also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund’s assets). If your shares are redeemed in kind you will incur transaction costs upon disposition of the securities received in the distribution.

Trading Limits

The Funds are not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Funds. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment returns to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance.

Accordingly, the Board of Directors has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. The Corporation reserves the right to refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Corporation’s view, is likely to engage in excessive trading. If a purchase or exchange order with respect to a Fund is rejected, the potential investor will not benefit from any subsequent increase in the net asset value of the Fund. Future purchases into a Fund may be barred if a shareholder exchanges or redeems shares of the Fund within a 30 day period from the last purchase or exchange into the same Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Fund Operations Officer, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to the TCW Money Market Fund, certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Corporation or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Funds’ ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Corporation, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity.

In addition, the Corporation reserves the right to:

•

change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable Securities and Exchange Commission (“SEC”) rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing

(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

Complete the New Account Form. Mail your New Account Form and a check made payable to TCW Fund to:
Via Regular Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Via Express, Registered or Certified Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone	Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire. Wired funds must be received prior to 4:00 p.m. Eastern time to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Investor Relations Department at

(800) FUND TCW (386-3829) for a New Account Form.
The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:
U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services LLC
Account No. 182380074993
Further Credit: TCW                      Fund
(Name on the Fund Account)
(Fund Account Number)
Via Exchange

Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

TO SELL OR EXCHANGE SHARES
By Mail

Write a letter of instruction that includes:

• your name(s) and signature(s) as they appear on the account form

• your account number

• the Fund name

• the dollar amount you want to sell or exchange

• how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services — Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone

Be sure the Funds have your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent 5 days prior to the effective date.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S. (800) 248-4486

Outside the U.S. (414) 765-4124 (collect)

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends and distributions are paid separately for each class of shares. The dividends and distributions paid on Class I shares will generally be higher than those paid on Class N shares since Class N shares normally have higher expenses than Class I shares. Dividends from the net investment income of each Fund will be declared and paid annually except for the TCW Dividend Focused Fund, which will declare and pay dividends quarterly and the TCW Core Fixed Income, TCW High Yield Bond, TCW Short Term Bond Fund, TCW Total Return Bond, TCW Emerging Markets Income and TCW Emerging Markets Local Currency Income Funds, which will declare and pay dividends monthly. Dividends from net investment income for the TCW Money Market Fund will be declared and paid each weekday exclusive of days the NYSE or the Fund’s custodian bank is closed. The Funds will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments. You may request distributions be paid by check. Any undeliverable checks or check that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined at the date of cancellation.

Distributions of a Fund’s net investment income, (which include, but are not limited to, interest dividends and net short-term capital gains), if any, are generally taxable to a Fund’s shareholders as ordinary income. To the extent that a Fund’s ordinary income distributions consist of “qualified dividend” income, such income may be subject to tax at the reduced rate of tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by a Fund and the shareholders.

Distributions of net capital gains (net long-term capital gains less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned shares of a Fund.

You will be taxed in the same manner whether you receive your distributions (from net investment income or capital gains) in cash or reinvest them in additional shares of a Fund.

Shareholders who sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of gain or loss and the applicable rate of tax will depend generally on the amount paid for the shares, the amount received from the sale or redemption, and how long the shares were held by a shareholder.

The Funds may be required to withhold U.S. federal income tax on all distributions payable to shareholders if they fail to provide the Funds with their correct taxpayer identification number or to make required certifications or if they have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign Shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Funds, as discussed in more detail in the Statement of Additional Information (“SAI”).

Shareholders will be advised annually as to the federal tax status of distributions made by a Fund for the preceding calendar year. Distributions by a Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI. This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI. Currently, disclosure of the Funds’ portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to shareholders and in the quarterly holdings report on Form N-Q. The SAI and Form N-Q are available, free of charge, on the EDGAR Database on the SEC’s website at www.sec.gov. The SAI is also available by contacting the Funds at 1-800-FUND TCW (1-800-386-3829) and on the Funds’ website at www.tcw.com.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Concentrated Value Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.98	$9.62	$15.72	$14.34	$12.28

Income (Loss) from Investment Operations:
Net Investment (Loss)(1)	0.03	0.10	0.06	0.07	0.02
Net Realized and Unrealized (Loss) on Investments	1.07	0.33	(6.10)	1.34	2.04

Total from Investment Operations	1.10	0.43	(6.04)	1.41	2.06

Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.07)	(0.06)	(0.03)	—

Net Asset Value per Share End of Period	$10.99	$9.98	$9.62	$15.72	$14.34

Total Return	11.05%	4.64%	(38.57)%	9.86%	16.78%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,285	$34,867	$38,480	$7,176	$4,689
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.91%	1.00%	1.01%	1.18%	2.25%
After Expense Reimbursement	N/A	0.86%	1.00%	N/A	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	1.11%	0.46%	0.38%	0.13%
Portfolio Turnover Rate	53.50%	72.56%	110.17%	63.43%	37.47%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N Class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions (Class N shares of the Fund commenced operations on March 1, 2001). These figures have been audited by Deloitte & Touche LLP, whose reports, along with Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Concentrated Value Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$9.94	$9.58	$15.67	$14.31	$12.28

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.01	0.06	0.07	0.04	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.05	0.34	(6.10)	1.35	2.01

Total from Investment Operations	1.06	0.40	(6.03)	1.39	2.05

Less Distributions:
Distributions from Net Investment Income	(0.05)	(0.04)	(0.06)	(0.03)	(0.01)
Distributions from Net Realized Gain	—	—	—	—	(0.01)

Total Distributions	(0.05)	(0.04)	(0.06)	(0.03)	(0.02)

Net Asset Value per Share, End of Year	$10.95	$9.94	$9.58	$15.67	$14.31

Total Return	10.71%	4.24%	(38.64)%	9.74%	16.75%

Ratio/Supplemental Data:
Net Assets, End of Year (in thousands)	$30,786	$28,239	$31,710	$35,509	$23,604
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.17%	1.30%	1.28%	1.27%	1.42%
After Expense Reimbursement	N/A	1.25%	N/A	N/A	1.38%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.72%	0.54%	0.30%	0.33%
Portfolio Turnover Rate	53.50%	72.56%	110.17%	63.43%	37.47%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Dividend Focused Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$8.28	$7.70	$14.24	$13.22	$11.32

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18	0.23	0.31	0.27	0.22
Net Realized and Unrealized Gain (Loss) on Investments	1.31	0.61	(6.01)	1.25	1.91

Total from Investment Operations	1.49	0.84	(5.70)	1.52	2.13

Less Distributions:
Distributions from Net Investment Income	(0.17)	(0.25)	(0.33)	(0.29)	(0.19)
Distributions from Net Realized Gain	—	—	(0.51)	(0.21)	(0.04)
Distributions from Return of Capital	—	(0.01)	—	—	—

Total Distributions	(0.17)	(0.26)	(0.84)	(0.50)	(0.23)

Net Asset Value per Share, End of Period	$9.60	$8.28	$7.70	$14.24	$13.22

Total Return	18.13%	11.58%	(42.11)%	11.70%	19.07%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$57,797	$44,125	$67,197	$241,170	$159,858
Ratio of Expenses to Average Net Assets	0.90%	0.92%	0.86%	0.85%	0.87%
Ratio of Net Investment Income to Average Net Assets	1.95%	3.27%	2.71%	1.94%	1.81%
Portfolio Turnover Rate	25.77%	26.48%	35.28%	26.19%	25.14%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Dividend Focused Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$8.36	$7.72	$14.23	$13.20	$11.30

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15	0.21	0.27	0.23	0.18
Net Realized and Unrealized Gain (Loss) on Investments	1.31	0.63	(6.01)	1.25	1.91

Total from Investment Operations	1.46	0.84	(5.74)	1.48	2.09

Less Distributions:
Dividends from Net Investment Income	(0.14)	(0.19)	(0.26)	(0.24)	(0.15)
Distributions from Net Realized Gain	—	—	(0.51)	(0.21)	(0.04)
Distributions from Return of Capital	—	(0.01)	—	—	—

Total Distributions	(0.14)	(0.20)	(0.77)	(0.45)	(0.19)

Net Asset Value per Share, End of Year	$9.68	$8.36	$7.72	$14.23	$13.20

Total Return	17.66%	11.38%	(42.29)%	11.37%	18.72%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$550,305	$552,767	$685,359	$1,557,793	$1,256,657
Ratio of Expenses to Average Net Assets	1.20%	1.20%	1.18%	1.15%	1.16%
Ratio of Net Investment Income to Average Net Assets	1.68%	2.92%	2.39%	1.65%	1.51%
Portfolio Turnover Rate	25.77%	26.48%	35.28%	26.19%	25.14%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Growth Fund

Class I

	Year Ended October 31,		January 2, 2008 (Commencement of Operations) through October 31, 2008
	2010	2009
Net Asset Value per Share, Beginning of Period	$16.27	$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)	(0.08)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	3.78	3.41	(6.91)

Total from Investment Operations	3.68	3.33	(7.06)

Net Asset Value per Share, End of Period	$19.95	$16.27	$12.94

Total Return	22.68%	25.74%	(35.30	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$663	$407	$324
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	13.74%	15.94%	9.74	%(3)
After Expense Reimbursement	1.37%	1.38%	1.41	%(3)
Ratio of Net Investment Loss to Average Net Assets	(0.56)%	(0.55)%	(0.97	)%(3)
Portfolio Turnover Rate	65.37%	55.51%	63.31	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Growth Fund

Class N

	Year Ended October 31,		January 2, 2008 (Commencement of Operations) through October 31, 2008
	2010	2009
Net Asset Value per Share, Beginning of Year	$16.27	$12.94	$20.00

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)	(0.08)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	3.78	3.41	(6.91)

Total from Investment Operations	3.68	3.33	(7.06)

Net Asset Value per Share, End of Year	$19.95	$16.27	$12.94

Total Return	22.68%	25.73%	(35.30	)%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$534	$407	$323
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	13.99%	16.16%	10.07	%(3)
After Expense Reimbursement	1.37%	1.38%	1.41	%(3)
Ratio of Net Investment Loss to Average Net Assets	(0.56)%	(0.56)%	(0.97	)%(3)
Portfolio Turnover Rate	65.37%	55.51%	63.31	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Growth Equities Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$10.87	$8.73	$17.91	$12.17	$11.46

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.09)	(0.10)	(0.08)	(0.12)	(0.15)
Net Realized and Unrealized Gain on Investments	3.17	2.24	(7.72)	5.86	0.86

Total from Investment Operations	3.08	2.14	(7.80)	5.74	0.71

Less Distributions:
Distributions from Net Realized Gain	—	—	(1.38)	—	—

Net Asset Value per Share, End of Period	$13.95	$10.87	$8.73	$17.91	$12.17

Total Return	28.33%	24.51%	(46.86)%	47.17%	6.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$101.943	$43,125	$23,706	$43,973	$28,916
Ratio of Net Expenses to Average Net Assets:
Before Expense Reimbursement	1.27%	1.52%	1.34%	1.40%	1.50%
After Expense Reimbursement	N/A	1.47%	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.67)%	(1.10)%	(0.55)%	(0.86)%	(1.23)%
Portfolio Turnover Rate	71.30%	69.14%	68.65%	71.58%	123.31%

(1)	Computed using the average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Growth Equities Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$10.84	$8.71	$17.90	$12.17	$11.46

(Loss) from Investment Operations:
Net Investment Loss(1)	(0.09)	(0.10)	(0.09)	(0.14)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	3.15	2.23	(7.72)	5.87	0.87

Total from Investment Operations	3.06	2.13	(7.81)	5.73	0.71

Less Distributions:
Distributions from Net Realized Gain	—	—	(1.38)	—	—

Net Asset Value per Share, End of Year	$13.90	$10.84	$8.71	$17.90	$12.17

Total Return	28.23%	24.46%	(46.95)%	47.08%	6.20%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$10,542	$4,476	$5,216	$9,611	$5,172
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.03%	2.38%	1.93%	2.19%	4.17%
After Expense Reimbursement	1.32%	1.47%	1.50%	1.54%	1.56%
Ratio of Net Investment Loss to Average Net Assets	(0.69)%	(1.09)%	(0.70)%	(1.00)%	(1.35)%
Portfolio Turnover Rate	71.30%	69.14%	68.65%	71.58%	123.31%

(1)	Computed using average shares outstanding for the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Relative Value Large Cap Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$11.06	$9.80	$16.91	$16.24	$13.85

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13	0.17	0.20	0.16	0.11
Net Realized and Unrealized Gain (Loss) on Investments	1.41	1.28	(6.81)	0.73	2.58

Total from Investment Operations	1.54	1.45	(6.61)	0.89	2.69

Less Distributions:
Distributions from Net Investment Income	(0.18)	(0.19)	(0.15)	(0.10)	(0.05)
Distributions from Net Realized Gain	—	—	(0.38)	(0.12)	(0.25)

Total Distributions	(0.18)	(0.19)	(0.50)	(0.22)	(0.30)

Net Asset Value per Share, End of Period	$12.42	$11.06	$9.80	$16.91	$16.24

Total Return	14.14%	15.25%	(40.18)%	5.53%	19.79%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$373,921	$412,831	$348,859	$844,811	$553,622
Ratio of Net Expenses to Average Net Assets	1.07%	1.11%	1.00%	0.96%	0.94%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.79%	1.42%	0.95%	0.77%
Portfolio Turnover Rate	34.49%	40.28%	40.77%	30.58%	27.44%

(1)	Computed using the average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Relative Value Large Cap Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$11.03	$9.75	$16.83	$16.18	$13.78

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12	0.16	0.17	0.12	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.40	1.29	(6.78)	0.72	2.57

Total from Investment Operations	1.52	1.45	(6.61)	0.84	2.65

Less Distributions:
Distributions From Net Investment Income	(0.17)	(0.17)	(0.12)	(0.07)	— (2)
Distributions from Net Realized Gain	—	—	(0.35)	(0.12)	(0.25)

Total Distributions	(0.17)	(0.17)	(0.47)	(0.19)	(0.25)

Net Asset Value per Share, End of Year	$12.38	$11.03	$9.75	$16.83	$16.18

Total Return	13.96%	15.22%	(40.31)%	5.28%	19.56%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$67,688	$103,155	$118,338	$188,715	$85,125
Ratio of Net Expenses to Average Net Assets	1.19%	1.21%	1.19%	1.18%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.72%	1.25%	0.72%	0.52%
Portfolio Turnover Rate	34.49%	40.28%	40.77%	30.58%	27.44%

(1)	Computed using the average shares outstanding throughout the period.

(2)	Amount rounds to less than $0.01 per share.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Select Equities Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$13.45	$12.96	$22.26	$19.17	$19.42

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.03)	(0.04)	(0.06)	0.02	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	2.76	2.36	(7.15)	3.24	(0.16)

Total from Investment Operations	2.73	2.32	(7.21)	3.26	(0.25)

Less Distributions:
Distributions From Net Investment Income	—	—	(0.01)	—	—
Distributions from Net Realized Gain	—	(1.83)	(2.08)	(0.17)	—

Total Distributions	—	(1.83)	(2.09)	(0.17)	—

Net Asset Value per Share, End of Year	$16.18	$13.45	$12.96	$22.26	$19.17

Total Return	20.30%	22.30%	(35.62)%	17.16%	(1.29)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$388,735	$360,290	$537,402	$2,068,728	$2,716,604
Ratio of Expenses to Average Net Assets	0.92%	0.98%	0.95%	0.92%	0.89%
Ratio of Net Investment (Loss) to Average Net Assets	(0.19)%	(0.31)%	(0.33)%	0.09%	(0.44)%
Portfolio Turnover Rate	23.75%	36.82%	50.80%	32.44%	38.65%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Select Equities Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$12.92	$12.55	$21.66	$18.71	$19.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.07)	(0.07)	(0.10)	(0.04)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	2.63	2.27	(6.93)	3.16	(0.15)

Total from Investment Operations	2.56	2.20	(7.03)	3.12	(0.29)

Less Distributions:
Distributions from Net Realized Gain	—	(1.83)	(2.08)	(0.17)	—

Net Asset Value per Share, End of Year	$15.48	$12.92	$12.55	$21.66	$18.71

Total Return	19.81%	22.02%	(35.77)%	16.83%	(1.53)%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$125,638	$140,963	$177,885	$647,402	$975,971
Ratio of Expenses to Average Net Assets	1.24%	1.25%	1.20%	1.19%	1.17%
Ratio of Net Investment (Loss) to Average Net Assets	(0.51)%	(0.58)%	(0.57)%	(0.19)%	(0.71)%
Portfolio Turnover Rate	23.75%	36.82%	50.80%	32.44%	38.65%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Small Cap Growth Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$21.18	$15.23	$26.30	$19.88	$16.56

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.17)	(0.19)	(0.11)	(0.15)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	5.51	6.14	(10.96)	6.57	3.45

Total from Investment Operations	5.34	5.95	(11.07)	6.42	3.32

Net Asset Value per Share, End of Year	$26.52	$21.18	$15.23	$26.30	$19.88

Total Return	25.21%	39.07%	(42.09)%	32.29%	19.98%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$584,581	$183,467	$78,136	$46,914	$27,454
Ratio of Expenses to Average Net Assets	1.19%	1.20%	1.20%	1.29%	1.40%
Ratio of Net Investment Loss to Average Net Assets	(0.71)%	(1.08)%	(0.53)%	(0.66)%	(0.68)%
Portfolio Turnover Rate	105.57%	79.13%	110.57%	92.14%	96.93%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Small Cap Growth Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$20.44	$14.75	$25.58	$19.40	$16.22

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.23)	(0.27)	(0.21)	(0.22)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	5.32	5.96	(10.62)	6.40	3.35

Total from Investment Operations	5.09	5.69	(10.83)	6.18	3.18

Net Asset Value per Share, End of Year	$25.53	$20.44	$14.75	$25.58	$19.40

Total Return	24.90%	38.58%	(42.34)%	31.86%	19.61%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$187,375	$115,465	$19,634	$25,864	$29,310
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.51%	1.59%	1.64%	1.69%	1.66%
After Expense Reimbursement	N/A	N/A	1.61%	1.65%	N/A
Ratios of Net Investment Loss to Average Net Assets	(0.97)%	(1.47)%	(1.00)%	(1.04)%	(0.92)%
Portfolio Turnover Rate	105.57%	79.13%	110.57%	92.14%	96.93%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Opportunities Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Period	$14.12	$12.90	$24.05	$24.27	$22.15

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11	0.11	0.10	0.05	0.08
Net Realized and Unrealized Gain (Loss) on Investments	2.81	1.26	(7.94)	1.96	3.77

Total from Investment Operations	2.92	1.37	(7.84)	2.01	3.85

Less Distributions:
Distributions from Net Investment Income	(0.10)	(0.15)	(0.06)	(0.08)	(0.04)
Distributions from Net Realized Gain	—	—	(3.25)	(2.15)	(1.69)

Total Distributions	(0.10)	(0.15)	(3.31)	(2.23)	(1.73)

Net Asset Value per Share, End of Period	$16.94	$14.12	$12.90	$24.05	$24.27

Total Return	20.78%	10.84%	(37.12)%	8.86%	18.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$152,391	$196,488	$198,208	$528,435	$800,060
Ratio of Expenses to Average Net Assets	1.00%	1.04%	0.95%	0.96%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.68%	0.89%	0.50%	0.19%	0.36%
Portfolio Turnover Rate	61.51%	44.91%	50.79%	38.16%	73.48%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N Class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose reports, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Value Opportunities Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$13.85	$12.61	$23.60	$23.85	$21.81

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05	0.07	0.04	(0.02)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.77	1.24	(7.78)	1.93	3.71

Total from Investment Operations	2.82	1.31	(7.74)	1.91	3.73

Less Distributions:
Distributions from Net Investment Income	(0.06)	(0.07)	—	(0.01)	—
Distributions from Net Realized Gain	—	—	(3.25)	(2.15)	(1.69)

Total Distributions	(0.06)	(0.07)	(3.25)	(2.16)	(1.69)

Net Asset Value per Share, End of Year	$16.61	$13.85	$12.61	$23.60	$23.85

Total Return	20.42%	10.50%	(37.35)%	8.56%	17.85%

Ratio/Supplemental Data:
Net Assets, End of Year (in thousands)	$54,041	$39,760	$51,162	$170,918	$191,179
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.41%	1.54%	1.27%	1.25%	1.22%
After Expense Reimbursement	1.34%	1.36%	N/A	N/A	N/A
Ratio of Net Investment (Loss) to Average Net Assets	0.31%	0.62%	0.22%	(0.08)%	0.08%
Portfolio Turnover Rate	61.51%	44.91%	50.79%	38.16%	73.48%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Emerging Markets Equities Fund

Class I

	December 14, 2009 (Commencement of Operations) through October 31, 2010
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.03)
Net Realized and Unrealized Gain on Investments	0.48

Total from Investment Operations	0.45

Net Asset Value per Share, End of Period	$10.45

Total Return	4.50	%(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,393
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.13	%(3)
After Expense Reimbursement	1.73	%(3)
Ratio of Net Investment Loss to Average Net Assets	(0.33	)%(3)
Portfolio Turnover Rate	198.80	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period December 14, 2009 (Commencement of Operations) through October 31, 2010 and not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Emerging Markets Equities Fund

Class N

	December 14, 2009 (Commencement of Operations) through October 31, 2010
Net Asset Value per Share, Beginning of Year	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.04)
Net Realized and Unrealized Gain on Investments	0.48

Total from Investment Operations	0.44

Net Asset Value per Share, End of Year	$10.44

Total Return	4.50	%(2)

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$5,491
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.95	%(3)
After Expense Reimbursement	1.73	%(3)
Ratio of Net Investment Loss to Average Net Assets	(0.45	)%(3)
Portfolio Turnover Rate	198.80	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period December 14, 2009 (Commencement of Operations) through October 31, 2010 and not indicative of a full year’s operating results.

(3)	Annualized.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Emerging Markets Income Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$7.60	$5.41	$7.66	$7.99	$8.03

Income from Investment Operations:
Net Investment Income(1)	0.60	0.52	0.43	0.55	0.40
Net Realized and Unrealized Gain (Loss) on Investments	1.19	2.32	(1.92)	(0.03)	0.24

Total from Investment Operations	1.79	2.84	(1.49)	0.52	0.64

Less Distributions:
Distributions from Net Investment Income	(0.54)	(0.65)	(0.47)	(0.42)	(0.45)
Distributions from Net Realized Gain	(0.01)	—	(0.29)	(0.43)	(0.23)

Total Distributions:	(0.55)	(0.65)	(0.76)	(0.85)	(0.68)

Redemption Fees	—	— (2)	— (2)	— (2)	— (2)
Net Asset Value per Share, End of Year	$8.84	$7.60	$5.41	$7.66	$7.99

Total Return	24.44%	56.09%	(21.46)%	6.79%	8.31%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$622,371	$101,959	$19,349	$34,559	$50,779
Ratio of Expenses to Average Net Assets	0.92%	1.17%	1.24%	1.25%	1.17%
Ratio of Net Investment Income to Average Net Assets	7.22%	7.70%	5.99%	7.03%	4.97%
Portfolio Turnover Rate	172.75%	196.54%	156.72%	146.82%	149.79%

(1)	Computed using average shares outstanding for the period.

(2)	Amount rounds to less than $0.01 per share

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Emerging Markets Income Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$9.72	$6.89	$9.67	$9.77	$9.08

Income from Investment Operations:
Net Investment Income(1)	0.74	0.73	0.54	0.61	0.48
Net Realized and Unrealized Gain (Loss) on Investments	1.52	2.89	(2.45)	0.01	0.21

Total from Investment Operations	2.26	3.62	(1.91)	0.62	0.69

Less Distributions:
Distributions from Net Investment Income	(0.66)	(0.79)	(0.58)	(0.29)	—
Distributions from Net Realized Gain	(0.01)	—	(0.29)	(0.43)	—

Total Distributions:	(0.67)	(0.79)	(0.87)	(0.72)	—

Net Asset Value per Share, End of Year	$11.31	$9.72	$6.89	$9.67	$9.77

Total Return	24.03%	55.80%	(21.51)%	6.56%	7.60%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$498,489	$12,693	$1,229	$1,256	$31
Ratio of Expenses to Average Net Assets:
Before Expense Waiver	1.25%	2.41%	1.97%	2.63%	353.50%
After Expense Waiver	N/A	1.30%	1.36%	1.46%	1.36%
Ratio of Net Investment Income to Average Net Assets	6.88%	7.94%	5.94%	6.58%	4.97%
Portfolio Turnover Rate	172.75%	196.54%	156.72%	146.82%	149.79%

(1)	Computed using average shares outstanding for the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Core Fixed Income Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$10.59	$9.35	$9.76	$9.70	$9.69

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.63	0.78	0.48	0.42	0.38
Net Realized and Unrealized Gain (Loss) on Investments	0.52	1.17	(0.38)	0.10	0.07

Total from Investment Operations	1.15	1.95	(0.10)	0.52	0.45

Less Distributions:
Distributions from Net Investment Income	(0.64)	(0.68)	(0.51)	(0.46)	(0.44)
Distributions from Net Realized Gain	(0.09)	(0.03)	—	—	—

Total Distributions	(0.73)	(0.71)	(0.51)	(0.46)	(0.44)

Net Asset Value per Share, End of Year	$11.01	$10.59	$9.35	$9.76	$9.70

Total Return	11.34%	21.65%	0.94%	5.46%	4.74%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$197,877	$227,101	$30,721	$29,005	$36,478
Ratio of Expenses to Average Net Assets:
Before Expense Waiver	0.56%	0.62%	0.66%	0.67%	0.79%
After Expense Waiver	0.44%	0.44%	0.44%	0.50%	N/A
Ratio of Net Income to Average Net Assets	5.89%	7.72%	4.87%	4.38%	3.95%
Portfolio Turnover Rate	258.36%	121.57%	81.45%	76.69%	90.58%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the N Class shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Core Fixed Income Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$10.63	$9.44	$9.86	$9.79	$9.78

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.57	0.75	0.46	0.40	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.54	1.19	(0.37)	0.09	0.06

Total from Investment Operations	1.11	1.94	0.09	0.49	0.42

Less Distributions:
Distributions from Net Investment Income	(0.62)	(0.72)	(0.51)	(0.42)	(0.41)
Distributions from Net Realized Gain	(0.09)	(0.03)	—	—	—

Total Distributions	(0.71)	(0.75)	(0.51)	(0.42)	(0.41)

Net Asset Value per Share, End of Year	$11.03	$10.63	$9.44	$9.86	$9.79

Total Return	10.88%	21.31%	0.73%	5.17%	4.44%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$141,451	$76,729	$83,506	$114,860	$17,821
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.88%	0.85%	0.83%	0.82%	1.08%
After Expense Reimbursement	0.78%	0.74%	0.73%	0.76%	N/A
Ratio of Net Investment Income to Average Net Assets	5.32%	7.45%	4.58%	4.10%	3.67%
Portfolio Turnover Rate	258.36%	121.57%	81.45%	76.69%	90.58%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW High Yield Bond Fund

Class I

	Year Ended October 31
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$5.93	$4.56	6.74	$6.85	$6.83

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.52	0.51	0.47	0.49	0.49
Net Realized and Unrealized (Loss) on Investments	0.51	1.36	(2.14)	(0.07)	0.06

Total from Investment Operations	1.03	1.87	(1.67)	0.42	0.55

Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.50)	(0.51)	(0.53)	(0.53)

Net Asset Value per Share, End of Year	$6.45	$5.93	$4.56	$6.74	$6.85

Total Return	18.18%	43.47%	(26.41)%	6.27%	8.41%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$76,897	$78,299	$41,109	$56,835	$109,167
Ratio of Expenses to Average Net Assets	0.96%	1.04%	1.03%	0.93%	0.91%
Ratio of Net Investment Income to Average Net Assets	8.49%	10.05%	7.66%	7.00%	7.18%
Portfolio Turnover Rate	176.77%	106.35%	113.03%	91.99%	87.48%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW High Yield Bond Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$5.94	$4.57	$6.78	$6.90	$6.87

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.51	0.50	0.46	0.47	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.52	1.35	(2.16)	(0.07)	0.05

Total from Investment Operations	1.03	1.85	(1.70)	0.40	0.54

Less Distributions:
Distributions from Net Investment Income	(0.48)	(0.48)	(0.51)	(0.52)	(0.51)

Net Asset Value per Share, End of Year	$6.49	$5.94	$4.57	$6.78	$6.90

Total Return	17.86%	43.27%	(26.63)%	5.96%	8.15%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$47,485	$53,022	$15,578	$22,146	$50,318
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.27%	1.29%	1.30%	1.20%	1.20%
After Expense Reimbursement	1.20%	1.20%	1.20%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	8.22%	9.75%	7.46%	6.71%	7.18%
Portfolio Turnover Rate	176.77%	106.35%	113.03%	91.99%	87.48%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Money Market Fund

Class I

	Year Ended October 31,
	2010	2009	2008		2007	2006
Net Asset Value per Share, Beginning of Year	$1.00	$1.00	$1.00		$1.00	$1.00

Income from Investment Operations:
Net Investment Income(1)	0.0012	0.0084	0.0278		0.0497	0.0447
Net Realized and Unrealized Gain (Loss) on Investments	0.0002	0.0052	(0.0014)		—	—

Total from Investment Operations	0.0014	0.0136	0.0264		0.0497	0.447

Less Distributions:
Distributions from Net Investment Income	(0.0014)	(0.0088)	(0.0277)		(0.0497)	(0.0447)

Capital Support Agreement(2)	N/A	(0.0048)	0.0013		N/A	N/A

Net Asset Value per Share, End of Year	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return	0.15%	0.60%	2.99	%(3)	5.09%	4.56%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$169,041	$214,692	$805,235		$671,428	$564,916
Ratio of Expenses to Average Net Assets:
Before Expense Waiver	0.37%	0.52%	0.31%		0.33%	0.32%
After Expense Waiver	0.22%	0.44%	0.30%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.12%	0.85%	2.77%		4.97%	4.45%

(1)	Computed using average shares throughout the period.

(2)	See note 3

(3)	Capital Support Agreement had no impact on the total return for the period

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Short Term Bond Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$8.57	$8.93	$9.47	$9.46	$9.44

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.32	0.40	0.47	0.46	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.45	(0.38)	(0.55)	— (2)	0.03

Total from Investment Operations	0.77	0.02	(0.08)	0.46	0.38

Less Distributions:
Distributions from Net Investment Income	(0.40)	(0.38)	(0.46)	(0.45)	(0.36)

Net Asset Value per Share, End of Year	$8.94	$8.57	$8.93	$9.47	$9.46

Total Return	9.21%	0.35%	(0.88)%	4.95%	4.08%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$75,849	$51,944	$75,856	$114,181	$108,605
Ratio of Expenses to Average Net Assets:
Before Expense Waiver	0.76%	0.74%	0.49%	0.63%	0.66%
After Expense Waiver	0.44%	0.44%	0.44%	0.44%	0.49%
Ratio of Total Expenses to Average Net Assets	N/A	N/A	N/A	N/A	0.51	%(3)
Ratio of Net Investment Income to Average Net Assets	3.66%	4.76%	5.06%	4.80%	3.74%
Portfolio Turnover Rate	83.26%	21.40%	27.24%	43.18%	42.09%

(1)	Computed using average shares outstanding throughout the period.

(2)	Amount to less than $0.01 per share

(3)	Includes interest expense on reverse repurchase agreements.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class I shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Total Return Bond Fund

Class I

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$10.21	$9.21	$9.55	$9.47	$9.40

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.75	1.01	0.65	0.48	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.25	0.85	(0.45)	0.09	0.06

Total from Investment Operations	1.00	1.86	0.20	0.57	0.52

Less Distributions:
Distributions from Net Investment Income	(0.84)	(0.86)	(0.54)	(0.49)	(0.45)

Net Asset Value per Share, End of Year	$10.37	$10.21	$9.21	$9.55	$9.47

Total Return	10.32%	21.38%	2.08%	6.16%	5.72%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$3,185,878	$7,907,871	$1,074,374	$580,139	$352,546
Ratio of Expenses to Average Net Assets:
Before Expense Waiver	0.61%	0.61%	0.59%	0.61%	0.61%
After Expense Waiver	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	7.37%	10.47%	6.75%	5.09%	4.86%
Portfolio Turnover Rate	76.43%	15.57%	9.09%	18.29%	21.84%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the fiscal years indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Class N shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

TCW Total Return Bond Fund

Class N

	Year Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value per Share, Beginning of Year	$10.55	$9.55	$9.89	$9.81	$9.73

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.73	1.01	0.64	0.47	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.27	0.89	(0.46)	0.09	0.07

Total from Investment Operations	1.00	1.90	0.18	0.56	0.51

Less Distributions:
Distributions from Net Investment Income	(0.83)	(0.90)	(0.52)	(0.48)	(0.43)

Net Asset Value per Share, End of Year	$10.72	$10.55	$9.55	$9.89	$9.81

Total Return	10.00%	20.98%	1.75%	5.87%	5.42%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$2,211,097	$3,345,527	$1,031,156	$354,650	$203,481
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.88%	0.87%	0.84%	0.88%	0.88%
After Expense Reimbursement	0.74%	0.74%	0.73%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	6.98%	10.11%	6.51%	4.80%	4.56%
Portfolio Turnover Rate	76.43%	15.57%	9.09%	18.92%	21.84%

(1)	Computed using average shares outstanding throughout the period.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Global Conservative Allocation Fund (previously named TCW Conservative Allocation Fund)

Class I

	Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$9.87	$8.60	$10.61	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23	0.25	0.18	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.94	1.14	(1.71)	0.50

Total from Investment Operations	1.17	1.39	(1.53)	0.71

Less Distributions:
Distributions from Net Investment Income	(0.25)	(0.12)	(0.32)	(0.10)
Distributions from Net Realized Gain	—	—	(0.16)	—

Total Distributions:	(0.25)	(0.12)	(0.48)	(0.10)

Net Asset Value per Share, End of Period	$10.79	$9.87	$8.60	$10.61

Total Return	12.08%	16.38%	(14.95)%	7.13	%(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,746	$4,195	$968	$352
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	1.74%	3.28%	6.47%	15.11	%(4)
After Expense Reimbursement	0.89%	0.90%	0.98%	1.06	%(4)
Ratio of Net Investment Income to Average Net Assets	2.27%	2.81%	1.88%	2.10	%(4)
Portfolio Turnover Rate	42.93%	64.78%	87.68%	59.06	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and not indicative of a full year’s operating results.

(3)	Does not include expenses of the underlying affiliated investment companies.

(4)	Annualized

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Global Conservative Allocation Fund (previously named TCW Conservative Allocation Fund)

Class N

	Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$9.86	$8.60	$10.60	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.22	0.25	0.28	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.96	1.13	(1.80)	0.49

Total from Investment Operations	1.18	1.38	(1.52)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.25)	(0.12)	(0.32)	(0.10)
Distributions from Net Realized Gain	—	—	(0.16)	—

Total Distributions:	(0.25)	(0.12)	(0.48)	(0.10)

Net Asset Value per Share, End of Period	$10.79	$9.86	$8.60	$10.60

Total Return	12.19%	16.26%	(14.89)%	7.03	%(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$209	$106	$91	$107
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	15.40%	31.04%	15.22%	24.57	%(4)
After Expense Reimbursement	0.89%	0.90%	0.98%	1.06	%(4)
Ratio of Net Investment Income to Average Net Assets	2.19%	2.84%	2.91%	2.10	%(4)
Portfolio Turnover Rate	42.93%	64.78%	87.68%	59.06	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and not indicative of a full year’s operating results.

(3)	Does not include expenses of the underlying affiliated investment companies.

(4)	Annualized

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Global Moderate Allocation Fund (previously named TCW Moderate Allocation Fund)

Class I

	Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$8.14	$7.16	$11.13	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18	0.18	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.85	0.98	(3.39)	1.14

Total from Investment Operations	1.03	1.16	(3.30)	1.21

Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.18)	(0.24)	(0.08)
Distributions from Net Realized Gain	—	—	(0.43)	—

Total Distributions:	(0.09)	(0.18)	(0.67)	(0.08)

Net Asset Value per Share, End of Period	$9.08	$8.14	$7.16	$11.13

Total Return	12.74%	16.64%	(31.44)%	12.32	%(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,615	$1,620	$539	$910
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	0.66%	9.37%	5.86%	4.53	%(4)
After Expense Reimbursement	N/A	0.92%	1.04%	1.07	%(4)
Ratio of Net Investment Income to Average Net Assets	2.06%	2.39%	0.99%	0.71	%(4)
Portfolio Turnover Rate	52.34%	59.73%	44.06%	185.73	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and not indicative of a full year’s operating results.

(3)	Does not include expenses of the underlying affiliated investment companies.

(4)	Annualized

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Global Moderate Allocation Fund (previously named TCW Moderate Allocation Fund)

Class N

	Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$8.11	$7.14	$11.14	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16	0.21	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.85	0.94	(3.39)	1.12

Total from Investment Operations	1.01	1.15	(3.30)	1.22

Less Distributions:
Distributions from Net Investment Income	(0.09)	(0.18)	(0.27)	(0.08)
Distributions from Net Realized Gain	—	—	(0.43)	—

Total Distributions:	(0.09)	(0.18)	(0.70)	(0.08)

Net Asset Value per Share, End of Period	$9.03	$8.11	$7.14	$11.14

Total Return	12.54%	16.54%	(31.43)%	12.32	%(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$114	$90	$77	$112
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	20.20%	42.17%	13.77%	17.93	%(4)
After Expense Reimbursement	0.96%	0.92%	1.04%	1.07	%(4)
Ratio of Net Investment Income to Average Net Assets	1.89%	2.90%	0.98%	0.98	%(4)
Portfolio Turnover Rate	52.34%	59.73%	44.06%	185.73	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and not indicative of a full year’s operating results.

(3)	Does not include expenses of the underlying affiliated investment companies.

(4)	Annualized

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class I Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Global Flexible Allocation Fund (previously named TCW Aggressive Allocation Fund)

Class I

	Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$7.76	$6.88	$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.05	0.14	0.08	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.72	0.89	(4.06)	1.03

Total from Investment Operations	0.77	1.03	(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.10)	(0.15)	(0.09)	(0.05)
Distributions from Net Realized Gain	—	—	(0.01)	—

Total Distributions:	(0.10)	(0.15)	(0.10)	(0.05)

Net Asset Value per Share, End of Period	$8.43	$7.76	$6.88	$10.96

Total Return	9.92%	15.36%	(36.67)%	10.23	%(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,356	$940	$204	$1,377
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	4.39%	15.42%	5.60%	6.57	%(4)
After Expense Reimbursement	1.40%	1.32%	1.39%	1.35	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.65%	1.93%	0.86%	(0.19	)%(4)
Portfolio Turnover Rate	98.43%	111.75%	45.90%	7.44	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and not indicative of a full year’s operating results.

(3)	Does not include expenses of the underlying affiliated investment companies.

(4)	Annualized

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in Class N Shares of the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request.

TCW Global Flexible Allocation Fund (previously named TCW Aggressive Allocation Fund)

Class N

	Year Ended October 31,			November 16, 2006 (Commencement of Operations) through October 31, 2007
	2010	2009	2008
Net Asset Value per Share, Beginning of Period	$7.76	$6.88	$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.06	0.19	(0.06)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.71	0.84	(3.92)	1.00

Total from Investment Operations	0.77	1.03	(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.10)	(0.15)	(0.09)	(0.05)
Distributions from Net Realized Gain	—	—	(0.01)	—

Total Distributions:	(0.10)	(0.15)	(0.10)	(0.05)

Net Asset Value per Share, End of Period	$8.43	$7.76	$6.88	$10.96

Total Return	9.92%	15.36%	(36.61)%	10.13	%(2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$99	$81	$70	$110
Ratio of Expenses to Average Net Assets:(3)
Before Expense Reimbursement	25.56%	57.53%	15.25%	19.55	%(4)
After Expense Reimbursement	1.40%	1.32%	1.39%	1.30	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.71%	2.82%	(0.58)%	(0.05	)%(4)
Portfolio Turnover Rate	98.43%	111.75%	45.90%	7.44	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and not indicative of a full year’s operating results.

(3)	Does not include expenses of the underlying affiliated investment companies.

(4)	Annualized

Glossary

American Depository Receipt (ADR) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

American Depository Shares (ADS) — Receipts for the shares of a foreign-based corporation held in the vault of a U.S. bank and entitling the shareholder to dividends and capital gains.

Amortized Cost — This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. This accounting method is used for the TCW Money Market Fund.

Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.

Average Life — The average lenth of time on which the principal of a bond in a bond fund must be repaid.

Average Maturity — The average length of time on which the principal of a bond in a bond fund must be repaid.

Basis Point — One basis point is .01% or 1/100 of a percentage point. 100 basis points equal one percent (1%).

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large cap equity portfolio.

Commercial Paper — A short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.

Credit Default Swap — A specific form of counterparty agreement which allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender who faces credit risk from a third party borrower, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset (principal plus remaining interest).

Credit Linked Note — A note whose cash flow depends upon a credit event or credit measure of a referenced entity or asset such as a default, credit spread or rating change. A credit linked note is a security with an embedded credit swap allowing the issuer to transfer a specific credit risk to credit investors.

Currency Swap — A specific form of counterparty agreement that involves the exchange of principal and interest in one currency for the same in another currency.

Distribution (12b-1) Fees — Fees assessed to shareholders for shareholder servicing, marketing and distribution expenses for a fund.

Dividends — A distribution of corporate earnings to shareholders.

Duration — A weighted-average term-to-maturity of a bond’s cash flows, the weights being the present value of each cash flow as a percentage of the bond’s full price. Duration is often used to measure the potential volatility of a bond’s price; bonds with longer durations are more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations. Bonds with uncertain payment schedules, such as mortgage-backed securities, which can be prepaid, have durations which may vary or lengthen in certain interest rate environments making their market values more volatile than when acquired.

Emerging Market Country — A country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the “World Bank”) as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

Emerging Market Company — A company that (i) is organized under the laws of an Emerging Market Country or has a principal office in an Emerging Market Country; or (ii) derives 50% or more of its gross revenues or profits from goods produced or sold, investments made, or services preformed in Emerging Market Countries or has at least 50% of its assets located in Merging Market Countries; or (iii) its equity securities are traded principally on a stock exchange or over-the-counter in an Emerging Market Country.

Exchange-Traded Funds (ETF) — ETFs are typically open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.

Exchange-Traded Notes (ETN) — ETNs are senior, unsecured, unsubordinated deft securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy less investor fees. The issuer of an ETN typically makes interest payments and a principal payment at maturity that is linked to the price movement of a market benchmark or strategy.

Expense Ratio — Expressed as a percentage provides an investor the total cost for fund operating expenses and management fees.

Forward Contract — A specific form of counterparty agreement under which a commodity or financial instrument is bought or sold at a certain price agreed on today (date of contract), but is to be delivered on a stated future (forward) date in settlement of the agreement. If the value of the underlying commodity or financial instrument changes, the value of the forward contract becomes positive or negative depending on the position held.

Futures — A standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency or stock index, at a specified price, on a specified future date. Futures contracts are forward contracts, meaning they represent a pledge to make a certain transaction at a future date.

Global Depository Receipt (GDR) — Receipts for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Asia, Europe, the United Stated and Latin America to offer shares in many markets around the world.

Growth Companies — Companies that have exhibiedt faster-than-average gains in earnings over the last few years and are expected to continue to show a high level of profit growth. Growth companies are generally riskier investments than average companies, however, since they usually have higher price-to-earnings ratios and make little or no dividend payments to shareholders.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Interest Rate Swap — A specific form of counterparty agreement where one stream of future interest payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often LIBOR). Interest rate swaps are used to limit or manage exposure to interest rate fluctuations.

Intrinsic Value — A company’s long-term value. The valuation is determined by applying data inputs to a valuation theory or model.

Junk Bonds — Junk bonds or high yield bonds are bonds that have a credit rating of BB or lower by ratings agencies such as Moody’s Investor Service, Inc. or Standard & Poor’s Corporation. These bonds typically pay a higher yield to compensate for the greater credit risk.

Large Capitalization Companies — Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

LIBOR — London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars).

Maturity — The date at which a debt instrument is due and payable.

Money Market Instruments — Such instruments high quality, short term debt instruments. A money market instrument typically matures in 397 days or less.

Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at specified prices, and this right lasts until a specified date.

Price to Earnings (P/E) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.

Price to Book (P/B) Ratio — The weighted average of the price/book ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Real Estate Investment Trust (REIT) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.

Rule 2a-7 — Rule under the Investment Company Act of 1940, as amended, which allows for the use of the amortized cost method of accounting as long as the portfolio adheres to certain parameters related to credit quality, security type and maturity. The TCW Money market Fund adheres to the requirements of Rule 2a-7.

Small Capitalization Companies — Small capitalization companies are less well established companies but in many cases are faster-growing than mid-cap companies or large cap companies. Because they are less established, small cap companies’ stocks are usually more volatile than mid-cap or large cap company stocks.

Standard Deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

Tiered Index Bond — Typically a mortgage-backed security that maintains a fixed coupon provided that a reference rate (usually LIBOR) remains below a stated “strike” level and that in the event the reference rate rises above the “strike” level the security behaves like an inverse floater security.

Total Return — Return on an investment including both appreciation (depreciation) and interest or dividends.

Total Return Swap — A specific form of counterparty agreement in which one party makes payments based on a set rate, either fixed or variable, and which the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans or bonds. This asset is owned by the party receiving the set rate payment. Total return swaps allow the party receiving the total return to gain exposure and benefit from a referenced asset without actually having to own it.

Turnaround Situation — When a company has a sound balance sheet but has securities that are selling a significant market discount to the investment advisor’s estimate of the company’s 24 month sustainable earnings.

Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

Undervalued Assets — When a company’s securities are selling below probable liquidation values, net working capital or tangible book value.

Undervalued Growth Potential — When a company has a strong potential growth rate and a strong balance sheet but has securities selling at less than a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

Value Companies — Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

Weighted Average Duration — The average duration of securities in an investment portfolio weighted by market value.

Weighted Average Market Cap — The weighted average is computed by weighing each company market capitalization by the market value of the securities in the fund’s portfolio.

Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

Weighted Average Maturity — The weighted average is computed by weighing each securities maturity date by the market value of the security in the fund.

Weighted Average Reset Frequency — The average time to the next coupon reset date of floating rate securities in an investment portfolio weighted by market value.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

Yield Spreads — A difference in yield between various issues of securities.

Yield to Maturity — The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

TCW Funds, Inc.

865 South Figueroa Street Los Angeles, California 90017 800 FUND TCW

(800 386 3829) www.tcw.com

More information on each Fund is available free upon request by calling 800 FUND TCW (386 3829), or on the Internet at www.tcw.com, including the following:

Annual/Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

Shareholder Account Information

For additional information, such as transaction and account inquiries: Call 800 248 4486, or send your request to: TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC

P.O Box 701

Milwaukee, WI 53201-0701

You can obtain copies of reports and other information about the Funds on the EDGAR Database on the SEC’s website at www.sec.gov, by visiting the SEC’s Public Reference Room in Washington, D.C., by sending your written request to the SEC’s Public Reference Section, or by electronic request to publicinfo@sec.gov. A fee will be charged for making copies. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 551 8090.

SEC File Number 811-7170

FUNDp0211